    As filed with the Securities and Exchange Commission on January 18, 2002

File No. 33-75708
File No. 811-8370

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]

                  Pre-Effective Amendment No.                               [ ]
                                              ---------


                  Post-Effective Amendment No.      13                      [X]
                                                ---------


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]


                  Amendment No.      17                                     [X]
                                 ----------


                     McMorgan Funds (formerly the McM Funds)
               (Exact Name of Registrant as Specified on Charter)


                           One Bush Street, Suite 800
                             San Francisco, CA 94104
                    (Address of Principal Executive Offices)

                                 (800) 788-9485
                         (Registrant's Telephone Number)

                              Deane A. Nelson, CPA
                                 Vice President
                             McMorgan & Company LLC
                           One Bush Street, Suite 800
                             San Francisco, CA 94104
                             -----------------------
                     (Name and Address of Agent for Service)

Copies to:

Bibb L. Strench, Esq.                          Jill S. Kopin
Stradley, Ronan, Stevens & Young LLP           New York Life
1220 19th Street, NW  Suite 700                Investment Management LLC
Washington, DC                                 169 Lackawanna Avenue
                                               Parsippany, NJ 07054



It is proposed that this filing will become effective (check appropriate box).

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date) pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

                                 McMorgan Funds


                      McMorgan Principal Preservation Fund
                     McMorgan Intermediate Fixed Income Fund
                           McMorgan Fixed Income Fund
                             McMorgan Balanced Fund
                         McMorgan Equity Investment Fund


                                   PROSPECTUS


                                January 18, 2002















The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

McMorgan Funds - Prospectus


                                Table of Contents

The Funds

         McMorgan Principal Preservation Fund

         McMorgan Intermediate Fixed Income Fund

         McMorgan Fixed Income Fund

         McMorgan Balanced Fund

         McMorgan Equity Investment Fund

Fees and Expenses of the Funds

Management of the Funds

Your Account

         Buying Shares

         Selling Your Shares

         Additional Information on Buying and Selling Fund Shares

Distributions and Taxes

Other Investment Strategies and Risks

Financial Highlights

Additional Information                                            Back Cover

McMorgan
Funds

PROSPECTUS


[Object Omitted]

Principal Preservation Fund












January 18, 2002


One Bush Street, Suite 800 - San Francisco, California 94104

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
                           McMorgan Funds - Prospectus
--------------------------------------------------------------------------------



McMorgan Principal Preservation Fund


--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

The Fund

     Fees and Expenses of the Fund .......................................... 4

Management of the Fund ...................................................... 6

     Buying and Selling Fund Shares ......................................... 7

Distributions and Taxes ..................................................... 9

Other Investment Strategies and Risks .......................................10

Financial Highlights ........................................................11

Additional Information ..............................................Back Cover








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      McMorgan Principal Preservation Fund
--------------------------------------------------------------------------------

Type of Fund: A Taxable Money Market Fund
--------------------------------------------------------------------------------

Investment Goal

Maximum current income consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies

The Fund invests in short-term, high-quality, U.S. dollar-denominated securities with remaining maturities of thirteen months or less. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain a stable $1.00 share price.

In managing the portfolio, the Fund's advisor looks for securities that appear to offer the best relative value based on an analysis of:

    o   credit quality

    o   interest rate sensitivity

    o   yield

    o   price

The Fund invests at least 95% of its assets in either U.S. government securities or short-term debt securities assigned the highest rating by at least two nationally-recognized statistical rating agencies such as Standard & Poor's Ratings Service (at least AA), Moody's Investors Service, Inc. (at least Aa) or Fitch/IDC (at least AA). From time to time, the Fund may also invest in unrated securities that the advisor believes are comparable to high-quality, short-term debt securities. The Fund may not invest more than 5% of its assets in unrated securities and short-term debt securities assigned the second highest rating.

The Fund principally invests in:

    o   securities issued or guaranteed by the U.S.
        government or one of its agencies or
        instrumentalities

    o securities issued by U.S. banks, including bankers acceptances, repurchase agreements and certificates of deposit

    o   commercial paper assigned the highest
        short-term debt rating by two independent rating agencies or believed to be of comparable quality by the advisor

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund. Additional risks associated with an investment in the Fund include:

    o an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
        Corporation or any other government agency

    o an issuer may become insolvent and default in meeting interest and principal payments

    o the Fund's yield will fluctuate with changes in short-term interest rates

Suitability

The Fund may be appropriate for investors who wish to avoid fluctuations in principal while earning interest income. Because of the high quality and short maturity of the Fund's investments, the Fund's yield may be lower than that of funds that invest in lower-rated securities or securities with longer maturities.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The figures assume reinvestment of all dividends and distributions.


2.21%       5.72%       5.15%       5.38%       5.30%       4.92%       6.17%
-----       -----       -----       -----       -----       -----       -----
1994*       1995        1996        1997        1998        1999        2000

--------------------------------------------------------------
Year-to-Date Return       2.58% as of June 30, 2001
Best Quarter              1.60% in the third quarter of 2000
Worst Quarter             1.14% in the second quarter of 1999
--------------------------------------------------------------
*From 7/13/94 to 12/31/94

------------------------------------------------------------------------------------------
Performance Table    --    (Average annual total returns as of December 31, 2000)
------------------------------------------------------------------------------------------
                                        1 Year     3 Years     5 Years   Since Inception*
McMorgan Principal Preservation Fund     6.17%      5.46%        5.38%        5.39%
------------------------------------------------------------------------------------------

The seven-day yield as of 12/31/00 was 6.27%. Call 800-788-9485 between 10:30 a.m. and 7:30 p.m. Eastern time for the current yield.
*Inception date July 13, 1994.

Definitions
--------------------------------------------------------------------------------

Commercial Paper: Negotiable short-term, unsecured promissory notes generally sold at a discount with a maximum maturity of nine months.

Liquidity: the ability to convert assets easily and quickly into cash. High liquidity produces flexibility for a firm or an investor in a low-risk position, but tends to decrease profitability.

Fees and Expenses of the Fund
--------------------------------------------------------------------------------

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund does not impose any front-end loads, deferred sales loads or Rule 12b-1 distribution fees. Shareholders are not charged for exchanging shares or reinvesting dividends.

--------------------------------------------------------------------------------
                                         McMorgan Principal Preservation Fund
--------------------------------------------------------------------------------
Annual Fund Operating Expenses:
     (expenses that are deducted
     from Fund assets)
Management Fees                                          0.25%
Other Expenses                                           0.24%
                                                         ----
Total Annual Operating Expenses*                         0.49%
                                                         ====
--------------------------------------------------------------------------------

* These are the gross fees and expenses that the Fund would have incurred for the fiscal year ended June 30, 2001, if the advisor had not waived any fees and/or reimbursed certain expenses. The advisor currently intends to continue to waive and or reimburse certain expenses indefinitely, but this voluntary action by the advisor may be discontinued at any time on 60 days' notice. With the cap, actual expenses were:

--------------------------------------------------------------------------------
                                         McMorgan Principal Preservation Fund
--------------------------------------------------------------------------------
Management Fees                                          0.06%
Other Expenses                                           0.24%
                                                         ----
Net Annual Operating Expenses                            0.30%
                                                         ====
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

    o you invest $10,000 in the fund for the time periods indicated;

    o you redeem all of your shares at the end of each time period;

    o  your investment has a 5% return each year;

    o  all distributions are reinvested; and

    o  operating expenses of each fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the fund's performance and expenses may be higher or lower. The numbers are based on total fund operating expenses. Based on the above assumptions, your costs for the Fund would be:

--------------------------------------------------------------------------------
                         1 Year        3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
                           $50           $157            $274            $616
--------------------------------------------------------------------------------

Management of the Fund
--------------------------------------------------------------------------------
The advisor of the Fund is:

McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company was founded in 1969. At a joint special meeting of shareholders that took place on September 14, 2001, McMorgan & Company LLC (which at that time was called McMorgan Acquisition Company LLC), was approved as the Fund's investment advisor. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company. The same investment personnel of McMorgan & Company, the predecessor entity, continue to provide investment advisory and management services to the Fund as employees of McMorgan & Company LLC. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2001, the advisor had approximately $26.2 billion of assets under management, including investment company assets of approximately $772 million.


Portfolio Management

An investment management team at McMorgan & Company LLC manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees

The Fund pays the advisor an annual advisory fee of 0.25% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.06% of average daily net assets in investment advisory fees to McMorgan & Company, then the Fund's investment advisor.

The fees paid to the advisor reflect its voluntary agreement to waive fees and/or reimburse expenses so that total operating expenses do not exceed 0.30% of the Fund.

Although the advisor currently intends to continue the fee waiver and/or expense reimbursements, this voluntary action by the advisor may be discontinued on 60 days' notice. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

--------------------------------------------------------------------------------
Buying and Selling Fund Shares

Shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Trust ("qualified financial intermediaries"). Shares are sold at the NAV per share next determined after the Trust or the qualified financial intermediary receives and accepts a proper purchase request. Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Trust, the Fund and the Fund's distributor reserve the right to reject any purchase order from any party for shares of any Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Trust or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts the shareholder's request in proper form.

Participants in qualified retirement plans will normally receive various materials from their plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing any of these transactions.

Additional Information on Buying and Selling Fund Shares
--------------------------------------------------------------------------------
General Policies

The Fund reserves the right to:

    o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order. This includes purchases or exchanges that are disruptive to the management of the Fund due to the timing of the investment or the investor's history of excessive trading.

    o make redemptions in-kind (payments in portfolio securities rather than in cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

    o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.

    o change the minimum investment amounts.

    o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.

    o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Exchange Privileges

Shareholders of any class of shares of the other funds within the Trust may exchange their shares of such other funds for shares of the Fund. Shares of the Fund may be exchanged for shares of any of the other funds. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements. An investor should request a copy of the prospectus for the Trust before making a decision to invest in any other funds in the Trust, either directly or by an exchange of Fund shares. Exchanges may be made by mail or telephone if authorized on the Account Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Pricing of Fund Shares

The price of the Fund's shares is based on the Net Asset Value (NAV) of the Fund's portfolio. The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. There is no sales charge in connection with the purchase of shares. The Fund does not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Additional Information on Buying and Selling
Fund Shares (continued)
--------------------------------------------------------------------------------

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option

Dividend and capital gain distributions will be reinvested automatically in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

Distributions from the Fund are expected to be primarily ordinary income. Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states.

------------------------------------------------------------------------------------------
Type of Distribution                        Declared & Paid             Federal Tax Status
------------------------------------------------------------------------------------------
Dividends from Net Investment Income        monthly                     ordinary income

Short-term Capital Gains                    annually                    ordinary income

Long-term Capital Gains                     annually                    capital gain
------------------------------------------------------------------------------------------

Additional Information on Buying and Selling
Fund Shares (continued)
--------------------------------------------------------------------------------

Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in Fund shares

--------------------------------------------------------------------------------
Backup Withholding

Shareholders may have a portion of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.
--------------------------------------------------------------------------------

Other Investment Strategies and Risks

The Fund's main investment strategies are set out at the beginning of the prospectus. The Fund also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (800) 831-1994.

Defensive Investing

The Fund occasionally may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. Tait, Weller and Baker has audited this information and their report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each year presented.

-----------------------------------------------------------------------------------------------------------------------------------
                                                McMorgan Principal Preservation Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    For the      For the       For the       For the      For the
                                                                   Year Ended   Year Ended    Year Ended    Year Ended   Year Ended
                                                                    06/30/01     06/30/00      06/30/99      06/30/98     06/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year ...............................    $1.00        $1.00         $1.00         $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income ............................................     0.06         0.05          0.05          0.05         0.05
-----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operation ................................     0.06         0.05          0.05          0.05         0.05
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
From net investment income .......................................    (0.06)       (0.05)        (0.05)        (0.05)      ( 0.05)
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions ............................................    (0.06)       (0.05)        (0.05)        (0.05)      ( 0.05)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of year .....................................    $1.00        $1.00         $1.00         $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
  Total return ...................................................    5.88%        5.48%         4.97%         5.41%        5.24%
===================================================================================================================================
Ratios/Supplemental Data:
Net assets, end of year (in 000's) ............................... $110,401     $ 71,038       $85,940       $48,184      $32,703
Ratio of expenses to average net assets before reimbursement
  and recovery of expenses by Advisor ............................    0.49%        0.51%         0.61%         0.67%        0.77%
Ratio of expenses to average net assets after reimbursement of
  expenses by Advisor ............................................    0.30%        0.30%         0.30%         0.30%        0.30%
Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor ...........................    5.47%        5.11%         4.53%         4.92%        4.65%
Ratio of net investment income to average net assets
  after reimbursement of expenses by Advisor .....................    5.66%        5.32%         4.84%         5.29%        5.12%
Portfolio turnover ...............................................      N/A          N/A           N/A           N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------

Additional Information

For investors who want more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:

McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 800-831-1994
Internet address: www.mcmorganfunds.com

These reports and other information about the McMorgan Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the McMorgan Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the SEC's Public Reference Section, please call 1 (800) SEC-0330.

The McMorgan Funds' SEC File No. is 811-8370

McMorgan
Funds

PROSPECTUS

[Object Omitted]

Intermediate Fixed Income Fund - Class Z Shares













January 18, 2002


One Bush Street, Suite 800 - San Francisco, California 94104

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class Z shares are only offered through financial intermediaries that have selling agreements with the Distributor.

--------------------------------------------------------------------------------
                           McMorgan Funds - Prospectus
--------------------------------------------------------------------------------


McMorgan Intermediate Fixed Income Fund

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

The Fund

     Fees and Expenses of the Fund .......................................... 5

Management of the Fund ...................................................... 6

     Buying and Selling Fund Shares ......................................... 7

     Pricing of Fund Shares ................................................. 8

Distributions and Taxes ..................................................... 9

Other Investment Strategies and Risks .......................................10

Additional Information ............................................. Back Cover










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    McMorgan Intermediate Fixed Income Fund
--------------------------------------------------------------------------------

Type of Fund: An Intermediate Term Investment Grade Bond Fund
--------------------------------------------------------------------------------

Investment Goal

Above average total return consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies

The Fund invests in high quality, short- to intermediate-term bonds, and other debt securities with average remaining maturities of up to 15 years. The average weighted portfolio maturity is generally between three and ten years.

The Fund invests at least 65% of its assets in investment grade fixed-income securities. These securities are investment grade or issued or guaranteed by the U.S government, its agencies or instrumentalities. The Fund intends to be fully invested under normal circumstances, but for temporary and defensive purposes the Fund may invest up to 100% of its assets in investment grade short-term fixed income securities (including short-term U.S. government securities and money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes) and repurchase agreements. The Fund generally invests in 100-150 securities, with special emphasis on collateralized mortgage obligations and corporate bonds to provide incremental returns.

The advisor generally establishes a target duration for the portfolio equal to the Lehman Brothers Intermediate Government/Credit Index. The advisor may adjust the portfolio's duration on the basis of the expected real return of the portfolio's fixed income investments. The advisor may increase duration as the expected real rate of return increases and decrease duration as the expected real rate of return decreases.

After target duration is selected, the advisor constructs a diversified portfolio of fixed-income securities with the following attributes:

    o  call protection

    o  high quality

    o  undervaluation

    o  higher yield than that of the market

The Fund principally invests in:

    o  securities issued or guaranteed by the U.S.
       government, its agencies and
       instrumentalities

    o  corporate, bank and commercial obligations

    o  mortgage-backed securities, including
       collateralized mortgage obligations

    o asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

Principal Risks

By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

    o interest rate risk - the risk that securities held by the Fund will increase or decrease in value as interest rates change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a fund such as this one, that invests most of its assets in debt securities, will exhibit similar responses to interest rate changes.

    o credit risk - the risk that the issuer of a security may not make timely interest payments or may fail to pay the principal upon maturity.

    o call risk - the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.

    o prepayment risk - the risk that the obligations underlying mortgage and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage and asset-backed securities with lower than market interest rates.

Suitability

The Fund may be appropriate for investors who want higher returns than a money market fund and less market fluctuation than the McMorgan Fixed Income Fund. The Fund attempts to achieve higher returns by investing in short to intermediate-term securities that generally have higher yields and slightly more interest rate risk than a money market fund. The Fund does not attempt to maintain a $1.00 per share value as money market funds do, and thus is not suitable for investors who are looking for consistent principal stability.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the Lehman Brothers Intermediate Government/Credit Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.

Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.


-0.43%     14.95%       4.13%        7.91%        7.81%      -0.31%       9.84%
-----       ----        ----         ----         ----        ----        ----
1994*       1995        1996         1997         1998        1999        2000

------------------------------------------------------------------
Year-to-Date Return           4.27% as of June 30, 2001
Best Quarter                  5.00% in the second quarter of 1995
Worst Quarter                 -0.98% in the second quarter of 1999
------------------------------------------------------------------
*From 7/14/94 to 12/31/94


------------------------------------------------------------------------------------------------------
          Performance Table -- (Average annual total returns as of December 31, 2000)
------------------------------------------------------------------------------------------------------
                                        1 Year          3 Years        5 Years    Since Inception*
McMorgan Intermediate Fixed
  Income Fund                            9.84%           5.68%          5.81%         6.67%
Lehman Brothers Intermediate
  Government/Credit Index               10.10%           6.22%          6.11%         7.02%
------------------------------------------------------------------------------------------------------

* Inception date July 14, 1994.

Definitions
--------------------------------------------------------------------------------

Investment Grade: An investment grade security is one rated Baa or higher by Moody's Investor's Service, Inc., BBB or higher by Standard & Poor's Ratings Group, or BBB or higher by Fitch Investors Service Inc. The Fund may invest in unrated debt securities only if the advisor believes they are comparable to investment grade rated securities.

Duration: Duration is the average time needed to recover an initial cash outlay. The duration of a bond or mutual fund portfolio may be an indication of sensitivity to changes in interest rates. In general, the longer a fund' s duration, the more it will react to changes in interest rates and the greater the risk and return potential.

Expected Real Return:Expected real return is the difference between the current yield to maturity of fixed income investments and the expected inflation rate.

Fees and Expenses of the Fund
--------------------------------------------------------------------------------

The following table shows the fees and expenses you may pay if you buy and hold Class Z shares of the Fund. The Class Z shares of the Fund do not have any front-end loads or deferred sales load, but do have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Class Z series of the McMorgan Funds or reinvesting dividends.

--------------------------------------------------------------------------------
                                       McMorgan Intermediate Fixed Income Fund
--------------------------------------------------------------------------------
Annual Fund Operating Expenses:
  (expenses that are deducted
  from Fund assets)
Management Fees                                         0.35%
Distribution (12b-1) and/or Service Fees                0.25%
Other Expenses                                          0.15%
                                                        ----
Total Annual Operating Expenses*                        0.75%
                                                        ====
--------------------------------------------------------------------------------

* These are the gross fees and expenses that the Fund would have incurred for the fiscal period ended June 30, 2001, if the advisor had not waived any fees. The advisor currently intends to continue to waive certain fees indefinitely, but this voluntary action by the advisor may be discontinued at any time on 60 days' notice. With the fee waivers, actual expenses were:

--------------------------------------------------------------------------------
                                     McMorgan Intermediate Fixed Income Fund
--------------------------------------------------------------------------------
Management Fees                                         0.35%
Distribution (12b-1) Fees                               0.25%
Other Expenses                                          0.15%
                                                        ----
Total Annual Operating Expenses                         0.75%
                                                        ====
--------------------------------------------------------------------------------
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

    o you invest $10,000 in the Fund for the time periods indicated;

    o you redeem all of your shares at the end of each time period;

    o your investment has a 5% return each year;

    o all distributions are reinvested; and

    o operating expenses of each Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The one-year number is based on net-operating expenses; longer-term numbers are based on total fund operating expenses. Based on the above assumptions, your costs for the Fund would be:

--------------------------------------------------------------------------------
                          1 Year          3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
                            $77             $240          $417           $930
--------------------------------------------------------------------------------

Management of the Fund
--------------------------------------------------------------------------------

The advisor for the Fund is:

McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company was founded in 1969. At a joint special meeting of shareholders that took place on September 14, 2001, McMorgan & Company LLC (which at that time was called McMorgan Acquisition Company LLC), was approved as the Funds' investment advisor. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly- owned subsidiary of New York Life Insurance Company. The same investment personnel of McMorgan & Company, the predecessor entity, continue to provide investment advisory and management services to the Funds as employees of McMorgan & Company LLC. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2001, the advisor had approximately $26.2 billion of assets under management, including investment company assets of approximately $772 million.

Portfolio Management

An investment management team at McMorgan & Company LLC manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees

The Fund pays the advisor an annual advisory fee of 0.35% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.35% of the Fund's average daily net assets in advisory fees to McMorgan & Company, then the Funds' investment advisor.

The fees paid to the advisor reflect a voluntary undertaking to waive a portion of its advisory fee. Although the advisor currently intends to continue this waiver, this voluntary action by the advisor may be discontinued on 60 days' notice. Any amounts waived by the advisor are subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

--------------------------------------------------------------------------------

Buying and Selling Fund Shares

Class Z shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Trust ("qualified financial intermediaries"). Shares are sold at the NAV per share next determined after the Trust or the qualified financial intermediary receives and accepts a proper purchase request. Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Trust, the Fund and the Fund's distributor reserve the right to reject any purchase order from any party for shares of any Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Trust or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts the shareholder's request in proper form.

Participants in qualified retirement plans will normally receive various materials from their plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing any of these transactions.

Additional Information on Buying and Selling Fund Shares
--------------------------------------------------------------------------------

General Policies

The Fund reserves the right to:

    o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order. This includes purchases or exchanges that are disruptive to the management of the Fund due to the timing of the investment or the investor's history of excessive trading.

    o make redemptions in-kind (payments in portfolio securities rather than in cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

    o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.

    o change the minimum investment amounts.

    o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.

    o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Exchange Privileges

Class Z shares of the Fund may be exchanged for Class Z shares of any of the other series of the Trust or the Class McMorgan shares of the Principal Preservation Fund. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Distribution Plan

The Fund has adopted a 12b-1 plan that allows it to pay distribution and service fees for the sale and distribution of its Class Z shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pricing of Fund Shares

The price of the Fund's shares is based on the Net Asset Value (NAV) of the Fund's portfolio. The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund' s NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. There is no sales charge in connection with the purchase of shares. The Fund does not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option

Dividend and capital gain distributions will be reinvested automatically in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

Distributions from the Fund are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states.

-------------------------------------------------------------------------------------------
Type of Distribution                        Declared & Paid             Federal Tax Status
-------------------------------------------------------------------------------------------

Dividends from Net Investment Income        monthly                     ordinary income

Short-term Capital Gains                    annually                    ordinary income

Long-term Capital Gains                     annually                    capital gain
-------------------------------------------------------------------------------------------

Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in Fund shares.

--------------------------------------------------------------------------------
Backup Withholding

Shareholders may have a portion of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.
--------------------------------------------------------------------------------

Other Investment Strategies and Risks

The Fund's main investment strategies are set out at the beginning of the prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (800) 831-1994.

Other Potential Risks

The Fund may at times invest a small portion of its assets in derivative securities, such as futures contracts and options. In addition, the Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed to be derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance. The Fund currently does not intend to invest in futures contracts or options.

Defensive Investing

The Fund occasionally may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Financial Highlights

Because the Class Z shares of the Fund had not yet commenced operations as of June 30, 2001, there is no performance information to present to you in this prospectus.

Additional Information

For investors who want more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:

McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 800-831-1994
Internet address: www.mcmorganfunds.com


These reports and other information about the McMorgan Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the McMorgan Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the SEC's Public Reference Section, please call 1 (800) SEC-0330.

The McMorgan Funds' SEC File No. is 811-8370

McMorgan
   Funds



PROSPECTUS

Fixed Income Fund - Class Z Shares



January 18, 2002


One Bush Street, Suite 800 - San Francisco, California 94104

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class Z shares are only offered through financial intermediaries that have selling agreements with the Distributor.

-------------------------------------------------------------------------------
                M c M o r g a n  F u n d s  -  P r o s p e c t u s
-------------------------------------------------------------------------------


McMorgan Fixed Income Fund
--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
The Fund

  Fees and Expenses of the Fund . . . . . . . . . . . . . . . . . . . . . . .  5

Management of the Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . .  6

  Buying and Selling Fund Shares  . . . . . . . . . . . . . . . . . . . . . .  7

  Pricing of Fund Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .  8

Distributions and Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . .  9

Other Investment Strategies and Risks . . . . . . . . . . . . . . . . . . . . 10

Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

Additional Information  . . . . . . . . . . . . . . . . . . . . . . . Back Cover


================================================================================

--------------------------------------------------------------------------------
            M c M o r g a n  F i x e d  I n c o m e  F u n d
--------------------------------------------------------------------------------

Type of Fund: An Investment Grade Bond Fund
--------------------------------------------------------------------------------

Investment Goal

Above average total return consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies

The Fund invests in high quality, short- to intermediate-term bonds, and other debt securities with average remaining maturities of up to 30 years. The average weighted portfolio maturity is generally between three and fifteen years.

The Fund invests at least 65% of its assets in investment grade fixed-income securities. These securities are investment grade or issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund intends to be fully invested under normal circumstances, but for temporary and defensive purposes, the Fund may invest up to 100% of its assets in investment grade short-term fixed income securities (including short-term U.S. government securities and money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes) and repurchase agreements. The Fund generally invests in 100-150 securities, with special emphasis on collateralized mortgage obligations and corporate bonds to provide incremental returns.

The advisor generally establishes a target duration for the portfolio equal to the Lehman Brothers Government/Credit Index. The advisor may adjust the portfolio's duration on the basis of the expected real return of the portfolio's fixed income investments. The advisor may increase duration as the expected real rate of return increases and decrease duration as the expected real rate of return decreases.

Once a target duration is selected, the advisor constructs a diversified portfolio of fixed income securities with the following attributes:

    o   call protection

    o   high quality

    o   undervaluation

    o   higher yield than that of the market


The Fund principally invests in:

    o securities issued or guaranteed by the U.S. government, its agencies and instrumentalities

    o   corporate, bank and commercial obligations

    o mortgage-backed securities, with an emphasis on collateralized mortgage obligations

    o asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

Principal Risks

By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

    o interest rate risk - the risk that fixed income securities held by the Fund will increase or decrease in value as interest rates change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a fund such as this one, that invests most of its assets in debt securities, may exhibit similar responses to interest rate changes.

    o credit risk - the risk that the issuer of a security may not make timely interest payments or pay the principal upon maturity.

    o call risk - the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.

    o prepayment risk - the risk that obligations underlying mortgage- and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage- and asset-backed securities with lower than market interest rates.

Suitability

The Fund may be appropriate for investors who want higher returns than a money market fund and the McMorgan Intermediate Fixed Income Fund. The Fund attempts to achieve higher returns by investing in fixed income securities that generally have higher yields and slightly more interest rate risk. The Fund does not attempt to maintain a $1.00 per share value as money market funds do, and thus is not suitable for investors who are looking for consistent principal stability. The Fund generally has more market fluctuation than the McMorgan Intermediate Fixed Income Fund.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the Lehman Brothers Government/Credit Bond Index, an unmanaged securities index. The Fund's advisor has changed the Fund's benchmark index from the Lehman Brothers Aggregate Index to the Lehman Brothers Government/Credit Index based on its determination that the Lehman Brothers Government Credit Index more closely reflects how the advisor manages the Fixed Income Fund The figures assume reinvestment of all dividends and distributions.

Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.


-0.73%      19.29%       3.04%       9.53%       8.52%       -2.18%       11.55%
--------------------------------------------------------------------------------
 1994*       1995        1996        1997        1998         1999         2000

------------------------------------------------------------
Year-to-Date Return      3.33% as of June 30, 2001
Best Quarter             6.65% in the second quarter of 1995
Worst Quarter           -2.14% in the first quarter of 1996
------------------------------------------------------------
* From 7/14/94 to 12/31/94

----------------------------------------------------------------------------------------------------------
Performance Table -- (Average annual total returns as of December 31, 2000)
----------------------------------------------------------------------------------------------------------
                                          1 Year       3 Years        5 Years        Since Inception*
McMorgan Fixed Income Fund                11.55%        5.79%          5.97%              7.35%
Lehman Brothers Aggregate Index           11.63%        6.36%          6.46%              7.76%
Lehman Brothers Government/Credit Index   11.84%        6.20%          6.23%              7.67%
----------------------------------------------------------------------------------------------------------

* Inception date July 14, 1994.


Definitions
--------------------------------------------------------------------------------
Investment Grade: An investment grade security is one rated Baa or higher by Moody's Investor's Service, Inc., BBB or higher by Standard & Poor's Ratings Group, or BBB or higher by Fitch Investors Service, Inc. The Fund may also invest in unrated debt securities that the advisor believes are comparable to investment grade rated securities.

Duration: Duration is the average time needed to recover an initial cash outlay. The duration of a bond or mutual fund portfolio may be an indication of sensitivity to changes in interest rates. In general, the longer a fund' s duration, the more it will react to changes in interest rates and the greater the risk and return potential.

Expected Real Return:Expected real return is the difference between the current yield to maturity of fixed income investments and the expected inflation rate.

Fees and Expenses of the Fund
--------------------------------------------------------------------------------
The following table shows the fees and expenses you may pay if you buy and hold Class Z shares of the Fund. The Class Z shares of the Fund do not have any front-end loads or deferred sales load, but do have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Class Z series of the McMorgan Funds or reinvesting dividends.

--------------------------------------------------------------------------------
                                                McMorgan Fixed Income Fund
--------------------------------------------------------------------------------
Annual Fund Operating Expenses:
  (expenses that are deducted
  from Fund assets)
Management Fees                                            0.35%
Distribution (12b-1) and/or Service Fees                   0.25%
Other Expenses                                             0.47%
                                                           ----
Total Annual Operating Expenses*                           1.07%
                                                           ====
--------------------------------------------------------------------------------

* These are the gross fees and expenses that the Fund would have incurred for the fiscal period ended June 30, 2001, if the advisor had not waived any fees. The advisor currently intends to continue to waive certain fees indefinitely, but this voluntary action by the advisor may be discontinued at any time on 60 days' notice. With the fee waivers, actual expenses were:

--------------------------------------------------------------------------------
                                                 McMorgan Fixed Income Fund
--------------------------------------------------------------------------------
Management Fees                                            0.03%
Distribution (12b-1) Fees                                  0.25%
Other Expenses                                             0.47%
                                                           ----
Total Annual Operating Expenses                            0.75%
                                                           ====
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o   you invest $10,000 in the Fund for the time periods indicated;

o   you redeem all of your shares at the end of each time period;

o   your investment has a 5% return each year;

o   all distributions are reinvested; and

o   operating expenses of each Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The one-year number is based on net-operating expenses; longer-term numbers are based on total fund operating expenses. Based on the above assumptions, your costs for the Fund would be:

--------------------------------------------------------------------------------
                                   1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                                    $109        $340        $590       $1,306
--------------------------------------------------------------------------------

Management of the Fund
--------------------------------------------------------------------------------

The advisor of the Fund is:

McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company was founded in 1969. At a joint special meeting of shareholders that took place on September 14, 2001, McMorgan & Company LLC (which at that time was called McMorgan Acquisition Company LLC), was approved as the Funds' investment advisor.

McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company. The same investment personnel of McMorgan & Company, the predecessor entity, continue to provide investment advisory and management services to the Funds as employees of McMorgan & Company LLC. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2001, the advisor had approximately $26.2 billion of assets under management, including investment company assets of approximately $772 million.

Portfolio Management

An investment management team at McMorgan & Company LLC manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees

The Fund pays the advisor an annual advisory fee of 0.35% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.03% of the Fund's average daily net assets in advisory fees to McMorgan & Company, then the Funds' investment advisor.

The fees paid to the advisor reflect a voluntary undertaking to waive a portion of its advisory fee. Although the advisor currently intends to continue this waiver, this voluntary action by the advisor may be discontinued on 60 days' notice. Any amounts waived by the advisor are subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Your Account
--------------------------------------------------------------------------------
Buying and Selling Fund Shares

Class Z shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Trust ("qualified financial intermediaries"). Shares are sold at the NAV per share next determined after the Trust or the qualified financial intermediary receives and accepts a proper purchase request. Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Trust, the Fund and the Fund's distributor reserve the right to reject any purchase order from any party for shares of any Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Trust or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts the shareholder's request in proper form.

Participants in qualified retirement plans will normally receive various materials from their plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing of any of these transactions.

Additional Information on Buying and Selling Fund Shares
--------------------------------------------------------------------------------
General Policies

The Fund reserves the right to:

o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order. This includes purchases or exchanges that are disruptive to the management of the Fund due to the timing of the investment or the investor's history of excessive trading.

o make redemptions in-kind (payments in portfolio securities rather than in cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.

o   change the minimum investment amounts.

o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.

o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Exchange Privileges

Class Z shares of the Fund may be exchanged for Class Z shares of any of the other series of the Trust or the Class McMorgan shares of the Principal Preservation Fund. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Distribution Plan

The Fund has adopted a 12b-1 plan that allows it to pay distribution and service fees for the sales and distribution of its Class Z shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pricing of Fund Shares

The price of the Fund's shares is based on the Net Asset Value (NAV) of the Fund's portfolio. The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. There is no sales charge in connection with the purchase of shares. The Fund does not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option

Dividend and capital gain distributions will be reinvested automatically in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

Distributions from the Fund are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states. Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in Fund shares.

--------------------------------------------------------------------------------
Backup Withholding

Shareholders may have a portion of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Type of Distribution                      Declared & Paid     Federal Tax Status
--------------------------------------------------------------------------------

Dividends from Net Investment Income      monthly             ordinary income

Short-term Capital Gains                  annually            ordinary income

Long-term Capital Gains                   annually            capital gain
--------------------------------------------------------------------------------

Other Investment Strategies and Risks

The Fund's main investment strategies are set out at the beginning of the prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (800) 831-1994.

Other Potential Risks

The Fund may at times invest a small portion of its assets in derivative securities, such as futures contracts and options. In addition, the Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed to be derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance. The Fund currently does not intend to invest in futures contracts or options.

Defensive Investing

The Fund occasionally may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. Tait, Weller and Baker has audited this information and their report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

Financial Highlights
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

--------------------------------------------------------------------------------
                           McMorgan Fixed Income Fund
--------------------------------------------------------------------------------
                                                                  For the
                                                                Period Ended
                                                                  06/30/01*

Net Asset Value, beginning of period ...........................   $10.87
--------------------------------------------------------------------------------
Income from investment operations:
 Net investment income .........................................     0.24
 Net realized and unrealized gain (loss) on investments ........    (0.13)
--------------------------------------------------------------------------------
Total from investment operations ...............................     0.11
--------------------------------------------------------------------------------
Less Distributions:
From net investment income .....................................    (0.24)
From capital gains .............................................     0.00
--------------------------------------------------------------------------------
  Total distributions ..........................................    (0.24)
--------------------------------------------------------------------------------
Net Asset Value, end of period .................................   $10.74
================================================================================
Total return(a) ................................................     1.03%

Ratios/Supplemental Data:
Net assets, end of period (in 000's)............................   $1,699
Ratio of expenses to average net assets before reimbursement
 and recovery of expenses by Advisor............................     1.07%
Ratio of expenses to average net assets after reimbursement
 of expenses by Advisor.........................................     0.75%
Ratio of net investment income to average net assets before
 reimbursement of expenses by Advisor...........................     5.28%
Ratio of net investment income to average net assets after
 reimbursement of expenses by Advisor...........................     5.60%
Portfolio turnover..............................................    58.66%
--------------------------------------------------------------------------------
* The McMorgan Fixed Income Fund, Class Z shares, commenced operations on February 1, 2001.
(a) Total return represents aggregate total return for period indicated. This page intentionally left blank Additional Information

For investors who want more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports:

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:

McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 800-831-1994
Internet address: www.mcmorganfunds.com

These reports and other information about the McMorgan Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the McMorgan Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the SEC's Public Reference Section, please call 1 (800) SEC-0330.

The McMorgan Funds' SEC File No. is 811-8370

McMorgan
Funds

[Object Omitted]

PROSPECTUS

Balanced Fund - Class Z Shares






January 18, 2002


One Bush Street, Suite 800 - San Francisco, California 94104

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class Z shares are only offered through financial intermediairies that have selling agreements with the Distributor.

--------------------------------------------------------------------------------
                          McMorgan Funds - Prospectus
--------------------------------------------------------------------------------



McMorgan Balanced Fund


--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


The Fund

  Fees and Expenses of the Fund ..............................................5

Management of the Fund ...................................................... 6

  Buying and Selling Fund Shares ............................................ 7

  Pricing of Fund Shares .................................................... 8

Distributions and Taxes ..................................................... 9

Other Investment Strategies and Risks....................................... 10

Additional Information.............................................. Back Cover

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             McMorgan Balanced Fund
--------------------------------------------------------------------------------

Type of Fund: A Balanced Fund
--------------------------------------------------------------------------------

Investment Goal

Balance of capital appreciation, income and preservation of capital.

Principal Investment Strategies

The Fund's target asset allocation is 60% in equity securities and 40% in debt securities over the long term. The Fund invests in a diversified portfolio of equity and debt securities. The mix of securities will change based on existing and anticipated market conditions. The Fund's asset allocation is generally between 50% and 70% in common stocks and at least 25% in debt securities under normal market conditions.

Equities

The Fund seeks capital appreciation and will invest in the common stocks of companies believed to have the potential for long-term capital growth with an emphasis on dividend paying common stocks. The advisor selects equity securities using a "top-down" approach to control risk at the portfolio level. It uses an investment model to construct the desired portfolio characteristics with respect to many characteristics, such as liquidity, risk and yield. Once the desired portfolio characteristics are established, the advisor uses a "bottom up" approach for selecting equity securities. An investment return model is used to select those securities which have an expected return equal to or greater than that of the market. In addition, an emphasis is placed on selecting an individual security that will contribute to desired portfolio characteristics.

Debt Securities

The Fund seeks to provide shareholders with income by investing in a broad range of intermediate- and long-term debt securities, including:

    o securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

    o investment grade debt securities including fixed and variable rate debt obligations, mortgage and asset-backed securities and collateralized mortgage obligations

    o preferred stock and securities convertible into common stock

In selecting debt securities for the Fund, the advisor first establishes a targeted portfolio duration for the Fund equal to the Lehman Brothers Government/Credit Index. The advisor may increase duration as the expected real rate of return of the Fund increases and decrease duration as the expected rate of return of the Fund decreases. The advisor then selects a diversified portfolio of debt securities with the following attributes:

    o   high quality

    o   undervaluation

    o   higher yield than the market

    o   call protection

Principal Risks

By investing in stocks and bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

    o interest rate risk - the risk that fixed income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund's value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. A fund such as this, that may invest a significant percentage of its assets in debt securities, may exhibit similar responses to interest rate changes.

    o market risk - the risk that the price of a security will rise or fall due to various unpredictable market conditions. The equity portion of the Fund currently has, but may not always have, weightings similar to that of the S&P 500 Index (but is not necessarily invested in the same securities that are in the Index). At the present time, the technology sector represents about 30% of the S&P 500 Index and approximately the same proportion of the equity investments of the Fund. Technology stock prices tend to be more volatile than those in other sectors which may increase the volatility of the equity portion of the Fund and thus, the volatility of its share price.

    o credit risk - the risk that the issuer of a security may not make timely interest payments or may fail to pay the principal upon maturity.

    o call risk - the risk that a debt security might be redeemed prior to maturity and thus the Fund will not receive the full benefit of the investment as it originally intended.

    o prepayment risk - the risk the obligations underlying mortgage- and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage- and asset-backed securities with lower than market interest rates.

Suitability

The Fund may be appropriate for investors who are willing to accept the risks associated with a combination of investments in equity and fixed income securities. The Fund is not suitable for investors who are looking for consistent principal stability.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmarks, the S&P 500 Index (equities) and the Lehman Brothers Government/Credit Index (debt securities), two unmanaged securities indices. The Fund's advisor has changed the Fund's benchmark index from the Lehman Brothers Aggregate Index to the Lehman Brothers Government/Credit Index on a determination that the Lehman Brothers Government Credit Index more closely reflects how the advisor manages the Balanced Fund. The figures assume reinvestment of all dividends and distributions.


Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.


0.79%      28.71%      16.26%       23.66%       20.62%       7.05%       0.71%
-----       ----        ----         ----         ----        ----        ----
1994*       1995        1996         1997         1998        1999        2000

------------------------------------------------------------------
Year-to-Date Return           -2.22% as of June 30, 2001
Best Quarter                  11.93% in the fourth quarter of 1998
Worst Quarter                 -5.08% in the first quarter of 2001
------------------------------------------------------------------
*From 7/14/94 to 12/31/94

------------------------------------------------------------------------------------------------------
         Performance Table -- (Average annual total returns as of December 31, 2000)

-------------------------------------------------------------------------------------------------------
                                       1 Year             3 Years          5 Years      Since Inception*
McMorgan Balanced Fund                  0.71%               9.14%           13.31%           14.67%
S&P 500 Index                          -9.15%              12.26%           18.35%           20.13%
Lehman Brothers Aggregate Index        11.63%               6.36%            6.46%            7.76%
Lehman Brothers Government/
Credit Index                           11.84%               6.20%            6.23%            7.67%
-------------------------------------------------------------------------------------------------------

* Inception date July 14, 1994.

Fees and Expenses of the Fund
--------------------------------------------------------------------------------
The following table shows the fees and expenses you may pay if you buy and hold Class Z shares of the Fund. The Class Z shares of the Fund do not have any front-end loads or deferred sales load, but do have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Class Z series of the McMorgan Funds or reinvesting dividends.



--------------------------------------------------------------------------------
                                                McMorgan Balanced Fund
--------------------------------------------------------------------------------
Annual Fund Operating Expenses:
  (expenses that are deducted
  from Fund assets)
Management Fees                                        0.45%
Distribution (12b-1) and/or Service Fees               0.25%
Other Expenses                                         0.20%
                                                       -----
Total Annual Operating Expenses*                       0.90%
                                                       =====
--------------------------------------------------------------------------------

*These are the gross fees and expenses that the Fund would have incurred for the fiscal period ended June 30, 2001, if the advisor had not waived any fees. The advisor currently intends to continue to waive certain fees indefinitely, but this voluntary action by the advisor may be discontinued at any time on 60 days' notice. With the fee waivers, actual expenses were:


--------------------------------------------------------------------------------
                                            McMorgan Balanced Fund
--------------------------------------------------------------------------------
Management Fees                                     0.40%
Distribution (12b-1) Fees                           0.25%
Other Expenses                                      0.20%
                                                    -----
Total Annual Operating Expenses                     0.85%
                                                    =====
--------------------------------------------------------------------------------


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

    o you invest $10,000 in the Fund for the time periods indicated;

    o you redeem all of your shares at the end of each time period;

    o your investment has a 5% return each year; o all distributions are reinvested; and

    o operating expenses of each Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The one-year number is based on net-operating expenses; longer-term numbers are based on total fund operating expenses. Based on the above assumptions, your costs for the Fund would be:

--------------------------------------------------------------------------------
 1 Year          3 Years          5 Years            10 Years

  $92             $287              $498             $1,108
--------------------------------------------------------------------------------

Management of the Fund
--------------------------------------------------------------------------------

The advisor for the Fund is:

McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company was founded in 1969. At a joint special meeting of shareholders that took place on September 14, 2001, McMorgan & Company LLC (which at that time was called McMorgan Acquisition Company LLC), was approved as the Funds' investment advisor. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly- owned subsidiary of New York Life Insurance Company. The same investment personnel of McMorgan & Company, the predecessor entity, continue to provide investment advisory and management services to the Funds as employees of McMorgan & Company LLC. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2001, the advisor had approximately $26.2 billion of assets under management, including investment company assets of approximately $772 million.

Portfolio Management

An investment management team at McMorgan & Company LLC manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees

The Fund pays the advisor an annual advisory fee of 0.45% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.40% of the Fund's average daily net assets in advisory fees to McMorgan & Company, then the Funds' investment advisor.

The fees paid to the advisor reflect a voluntary undertaking to waive a portion of its advisory fee. Although the advisor currently intends to continue this waiver, this voluntary action by the advisor may be discontinued on 60 days' notice. Any amounts waived by the advisor are subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

--------------------------------------------------------------------------------
Buying and Selling Fund Shares

Class Z shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Trust ("qualified financial intermediaries"). Shares are sold at the NAV per share next determined after the Trust or the qualified financial intermediary receives and accepts a proper purchase request. Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Trust, the Fund and the Fund's distributor reserve the right to reject any purchase order from any party for shares of any Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Trust or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts the shareholder's request in proper form.

Participants in qualified retirement plans will normally receive various materials from their plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing any of these transactions.

Additional Information on Buying and Selling Fund Shares
--------------------------------------------------------------------------------
General Policies

The Fund reserves the right to:

    o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order. This includes purchases or exchanges that are disruptive to the management of the Fund due to the timing of the investment or the investor's history of excessive trading.

    o make redemptions in-kind (payments in portfolio securities rather than in cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

    o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.

    o change the minimum investment amounts.

    o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.

    o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Exchange Privileges

Class Z shares of the Fund may be exchanged for Class Z shares of any of the other series of the Trust or the Class McMorgan shares of the Principal Preservation Fund. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements.
An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Distribution Plan

The Fund has adopted a 12b-1 plan that allows it to pay distribution and service fees for the sales and distribution of its Class Z shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pricing of Fund Shares

The price of the Fund's shares is based on the Net Asset Value (NAV) of the Fund's portfolio. The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. There is no sales charge in connection with the purchase of shares. The Fund does not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option

Dividend and capital gain distributions will be reinvested automatically in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences. Distributions from the Fund are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states.

Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in Fund shares.

--------------------------------------------------------------------------------------------
Type of Distribution                        Declared & Paid             Federal Tax Status
--------------------------------------------------------------------------------------------
Dividends from Net Investment Income        quarterly                   ordinary income

Short-term Capital Gains                    annually                    ordinary income

Long-term Capital Gains                     annually                    capital gain
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Backup Withholding

Shareholders may have a portion of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.
--------------------------------------------------------------------------------

Other Investment Strategies and Risks

The Fund's main investment strategies are set out at the beginning of the prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (800) 831-1994.

Other Potential Risks

The Fund may at times invest a small portion of its assets in derivative securities, such as futures contracts and options. In addition, the Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed to be derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance. The Fund currently does not intend to invest in futures contracts or options.

Defensive Investing

The Fund occasionally may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. Tait, Weller and Baker has audited this information and their report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

Financial Highlights
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

-----------------------------------------------------------------------------------------------------------------------
                                                    McMorgan Balanced Fund
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             For the
                                                                                                           Period Ended
                                                                                                            06/30/01*
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period .......................................................................  $19.26
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ....................................................................................    0.21
  Net realized and unrealized gain (loss) on investments ...................................................   (1.10)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations ...........................................................................   (0.89)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Less Distributions:
-----------------------------------------------------------------------------------------------------------------------
From net investment income .................................................................................   (0.22)
From capital gains .........................................................................................    0.00
-----------------------------------------------------------------------------------------------------------------------
  Total distributions ......................................................................................   (0.22)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period .............................................................................  $18.15
=======================================================================================================================
Total return(a) ............................................................................................   (4.63)%

-----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in 000's) $7,492

Ratio of expenses to average net assets before reimbursement and recovery of expenses by Advisor .............. 0.90%

Ratio of expenses to average net assets after reimbursement and recovery of expenses by Advisor ................0.85%

Ratio of net investment income to average net assets before reimbursement and recovery of expenses by Advisor . 2.44%

Ratio of net investment income to average net assets after reimbursement and recovery of expenses by Advisor .. 2.49%

Portfolio turnover 38.09%
======================================================================================================================

*The McMorgan Balanced Fund, Class Z shares, commenced operations on January
 25, 2001.
(a)Total return represents aggregate total return for period indicated.

Additional Information

For investors who want more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports:
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:

McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 800-831-1994
Internet address: www.mcmorganfunds.com


These reports and other information about the McMorgan Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov . You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the McMorgan Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the SEC's Public Reference Section, please call 1-800-SEC-0330.

The McMorgan Funds' SEC File No. is 811-8370

McMorgan
   Funds



PROSPECTUS

Equity Investment Fund - Class Z Shares



January 18, 2002


One Bush Street, Suite 800 - San Francisco, California 94104

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class Z shares are only offered through financial intermediaries that have selling agreements with the Distributor.

               M c M o r g a n  F u n d s  -  P r o s p e c t u s



McMorgan Equity Investment Fund


--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

The Fund

 Fees and Expenses of the Fund ............................................... 4

Management of the Fund ....................................................... 5

 Buying and Selling Fund Shares .............................................. 6

 Pricing of Fund Shares ...................................................... 7

Distributions and Taxes ...................................................... 8

Other Investment Strategies and Risks ........................................ 9

Additional Information................................................Back Cover




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         M c M o r g a n  E q u i t y  I n v e s t m e n t  F u n d
--------------------------------------------------------------------------------

Type of Fund: A Diversified Stock Fund
--------------------------------------------------------------------------------

Investment Goal

Above-average total return consistent with reasonable risk.

Principal Investment Strategies

The Fund seeks capital appreciation and will invest in the common stocks of companies believed to have potential for long-term capital growth with an emphasis on dividend paying common stocks. The advisor selects equity securities using a "top down" approach to control risk at the portfolio level. It uses an investment model to construct the desired portfolio with respect to many characteristics, such as liquidity, risk and yield. Once the desired portfolio characteristics are established, the advisor uses a "bottom up" approach for selecting equity securities. An investment return model is used to select those securities which have an expected return equal to or greater than that of the market. In addition, an emphasis is placed on selecting an individual security that will contribute to desired portfolio characteristics.

The Fund generally will be as fully invested as possible, but always at least 65% of its assets are invested, in equity securities of companies with the following attributes:

     o    ability to pay above-average dividends

     o    sustained earnings and growth potential

     o    strong management and balance sheet

     o    market undervaluation in light of expected future earnings

The Fund intends to stay fully invested under normal circumstances, but for temporary and defensive purposes may invest in short-term fixed income assets including:

     o    U.S. government securities

     o money market instruments, including U.S. Treasury bills, commercial paper, certificates of deposit and bankers' acceptances

     o    repurchase agreements

Principal Risks

By investing in stocks and bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

     o market risk - the risk that the price of a security (a stock or bond) will rise or fall due to various unpredictable market conditions. The Fund currently has, but may not always have, weightings similar to that of the S&P 500 Index (but is not necessarily invested in the same securities that are in the Index). At the present time, the technology sector represents approximately 30% of the S&P 500 Index and the same proportion of the net investments of the Fund. Technology stock prices tend to be more volatile than those in other sectors which may increase the volatility of the Fund's share price.

     o interest rate risk - the risk that fixed income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund's value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall.

Suitability

The Fund may be appropriate for investors who desire long-term growth and are willing to accept the risk of occasional volatile returns similar to the returns of the S&P 500. The Fund is not suitable for investors who are looking for consistent principal stability.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the S&P 500 Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.

Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.


 1.24%      35.94%      26.80%      33.84%      27.76%       11.54%       -6.39%
--------------------------------------------------------------------------------
 1994*       1995        1996        1997        1998         1999         2000

--------------------------------------------------------------------------------
Year-to-Date Return      -6.32% as of June 30, 2001
Best Quarter             20.25% in the fourth quarter of 1998
Worst Quarter           -10.55% in the first quarter of 2001
--------------------------------------------------------------------------------
* From 7/14/94 to 12/31/94

------------------------------------------------------------------------------------------------------
Performance Table  --  (Average annual total returns as of December 31, 2000)
------------------------------------------------------------------------------------------------------
                                         1 Year         3 Years        5 Years        Since Inception*
McMorgan Equity Investment Fund          -6.39%          10.07%         17.73%             19.20%
S&P 500 Index                            -9.15%          12.26%         18.35%             20.13%
------------------------------------------------------------------------------------------------------

* Inception date July 14, 1994.

Fees and Expenses of the Fund
--------------------------------------------------------------------------------
The following table shows the fees and expenses you may pay if you buy and hold Class Z shares of the Fund. The Class Z shares of the Fund do not have any front-end loads or deferred sales load, but do have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Class Z series of the McMorgan Funds or reinvesting dividends.

--------------------------------------------------------------------------------
                                            McMorgan Equity Investment Fund
--------------------------------------------------------------------------------
Annual Fund Operating Expenses:
  (expenses that are deducted
  from Fund assets)
Management Fees                                          0.50%
Distribution (12b-1) and/or Service Fees                 0.25%
Other Expenses                                           0.19%
                                                         ----
Total Annual Operating Expenses                          0.94%
                                                         ====
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you redeem all of your shares at the end of each time period;

     o    your investment has a 5% return each year;

     o    all distributions are reinvested; and

     o    operating expenses of each Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The one-year number is based on net-operating expenses; longer-term numbers are based on total fund operating expenses. Based on the above assumptions, your costs for the Fund would be:

--------------------------------------------------------------------------------
                                    1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                                     $96        $300        $520        $1,155
--------------------------------------------------------------------------------

Management of the Fund
--------------------------------------------------------------------------------
The advisor of the Fund is:

McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company was founded in 1969. At a joint special meeting of shareholders that took place on September 14, 2001, McMorgan & Company LLC (which at that time was called McMorgan Acquisition Company LLC), was approved as the Funds' investment advisor. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company. The same investment personnel of McMorgan & Company, the predecessor entity, continue to provide investment advisory and management services to the Funds as employees of McMorgan & Company LLC. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2001, the advisor had approximately $26.2 billion of assets under management, including investment company assets of approximately $772 million.

Portfolio Management

An investment management team at McMorgan & Company LLC manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees

The Fund pays the advisor an annual advisory fee of 0.50% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.50% of the Fund's average daily net assets in advisory fees to McMorgan & Company, then the Funds' investment advisor.

The fees paid to the advisor reflect a voluntary undertaking to waive a portion of its advisory fee. Although the advisor currently intends to continue this waiver, this voluntary action by the advisor may be discontinued on 60 days' notice. Any amounts waived by the advisor are subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

--------------------------------------------------------------------------------
Buying and Selling Fund Shares

Class Z shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Trust ("qualified financial intermediaries"). Shares are sold at the NAV per share next determined after the Trust or the qualified financial intermediary receives and accepts a proper purchase request. Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Trust, the Fund and the Fund's distributor reserve the right to reject any purchase order from any party for shares of any Fund. The Fund will ordinarily make payment for redeemed shares within seven business days after the Trust or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts the shareholder's request in proper form.

Participants in qualified retirement plans will normally receive various materials from their plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing any of these transactions.

Additional Information on Buying and Selling Fund Shares
--------------------------------------------------------------------------------
General Policies

The Fund reserves the right to:

    o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order. This includes purchases or exchanges that are disruptive to the management of the Fund due to the timing of the investment or an investor's history of excessive trading.

    o make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

    o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.

    o   change the minimum investment amounts.

    o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.

    o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Exchange Privileges

Class Z shares of the Fund may be exchanged for Class Z shares of any of the other series of the Trust or the Class McMorgan shares of the Principal Preservation Fund. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Distribution Plan

The Fund has adopted a 12b-1 plan that allows it to pay distribution and service fees for the sales and distribution of its Class Z shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pricing of Fund Shares

The price of the Fund's shares is based on the Net Asset Value (NAV) of the Fund's portfolio. The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. There is no sales charge in connection with the purchase of shares. The Fund does not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option

Dividend and capital gain distributions will be reinvested automatically in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

Distributions from the Fund are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states.

Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in Fund shares.

------------------------------------------------------------------------------------------
Type of Distribution                        Declared & Paid             Federal Tax Status
------------------------------------------------------------------------------------------
Dividends from Net Investment Income        quarterly                   ordinary income
------------------------------------------------------------------------------------------
Short-term Capital Gains                    annually                    ordinary income
------------------------------------------------------------------------------------------
Long-term Capital Gains                     annually                    capital gain
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Backup Withholding

Shareholders may have a portion of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.
--------------------------------------------------------------------------------

Other Investment Strategies and Risks

The Fund's main investment strategies are set out at the beginning of the prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (800) 831-1994.

Other Potential Risks

The Fund may at times invest a small portion of its assets in derivative securities, such as futures contracts and options. In addition, the Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed to be derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance. The Fund currently does not intend to invest in futures contracts or options.

Defensive Investing

The Fund occasionally may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. Tait, Weller and Baker has audited this information and their report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

Financial Highlights
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.


--------------------------------------------------------------------------------
                         McMorgan Equity Investment Fund
--------------------------------------------------------------------------------
                                                                       For the
                                                                    Period Ended
                                                                      06/30/01*

Net Asset Value, beginning of period ................................  $27.68
--------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ..............................................    0.06
 Net realized and unrealized gain (loss) on investments .............   (3.10)
--------------------------------------------------------------------------------
Total from investment operations ....................................   (3.04)
--------------------------------------------------------------------------------
Less Distributions:
From net investment income ..........................................   (0.07)
From capital gains ..................................................    0.00
--------------------------------------------------------------------------------
 Total distributions ................................................   (0.07)
--------------------------------------------------------------------------------
Net Asset Value, end of period ......................................  $24.57
================================================================================
Total return(a) .....................................................  (10.97)%

Ratios/Supplemental Data:
Net assets, end of period (in 000's)................................. $11,645
Ratio of expenses to average net assets before reimbursement and
 recovery of expenses by Advisor.....................................    0.94%
Ratio of expenses to average net assets after reimbursement and
 recovery of expenses by Advisor.....................................    0.94%
Ratio of net investment income to average net assets before
 reimbursement and recovery of expenses by Advisor...................    0.44%
Ratio of net investment income to average net assets after
 reimbursement and recovery of expenses by Advisor...................    0.44%
Portfolio turnover...................................................   22.52%
--------------------------------------------------------------------------------
* The McMorgan Equity Investment Fund, Class Z shares, commenced operations on February 1, 2001.

(a) Total return represents aggregate total return for period indicated.

                       This page intentionally left blank

                             Additional Information

For investors who want more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports:
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:

McMorgan Funds
One Bush Street,
Suite 800 San Francisco, CA 94104
Telephone: 800-831-1994
Internet address: www.mcmorganfunds.com


These reports and other information about the McMorgan Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the McMorgan Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the SEC's Public Reference Section, please call 1-800-SEC-0330.

The McMorgan Funds' SEC File No. is 811-8370

McMorgan
Funds


PROSPECTUS

[Object Omitted]


Principal Preservation Fund o  Intermediate Fixed Income Fund
o  Fixed Income Fund

Balanced Fund o  Equity Investment Fund















January 18, 2002

One Bush Street, Suite 800 o  San Francisco, California 94104

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
McMorgan Funds - Prospectus - January 18, 2002
--------------------------------------------------------------------------------

McMorgan Principal Preservation Fund

McMorgan Intermediate Fixed Income Fund

McMorgan Fixed Income Fund

McMorgan Balanced Fund

McMorgan Equity Investment Fund


--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
The Funds
  McMorgan Principal Preservation Fund .....................................  2
  McMorgan Intermediate Fixed Income Fund ..................................  4
  McMorgan Fixed Income Fund ...............................................  7
  McMorgan Balanced Fund ................................................... 10
  McMorgan Equity Investment Fund .......................................... 13
Fees and Expenses of the Funds ............................................. 15
Management of the Funds .................................................... 17
Your Account ............................................................... 18
  Buying Shares ............................................................ 18
  Selling Your Shares....................................................... 20
  Additional Information on Buying and Selling Fund Shares ................. 23
Distributions and Taxes .................................................... 24
Other Investment Strategies and Risks ...................................... 25
Financial Highlights ....................................................... 25
Additional Information ............................................. Back Cover
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      McMorgan Principal Preservation Fund
--------------------------------------------------------------------------------

Type of Fund: A Taxable Money Market Fund
Ticker Symbol: MCPXX
--------------------------------------------------------------------------------
Investment Goal

Maximum current income consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies

The Fund invests in short-term, high-quality, U.S. dollar-denominated securities with remaining maturities of thirteen months or less. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain a stable $1.00 share price.

In managing the portfolio, the Fund's advisor looks for securities that appear to offer the best relative value based on an analysis of:

    o   credit quality

    o   interest rate sensitivity

    o   yield

    o   price

The Fund invests at least 95% of its assets in either U.S. government securities or short-term debt securities assigned the highest rating by at least two nationally-recognized statistical rating agencies such as Standard & Poor's Ratings Service (at least AA), Moody's Investors Service, Inc. (at least Aa) or Fitch/IDC (at least AA). From time to time, the Fund may also invest in unrated securities that the advisor believes are comparable to high-quality, short-term debt securities. The Fund may not invest more than 5% of its assets in unrated securities and short-term debt securities assigned the second highest rating.

The Fund principally invests in:

    o securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities

    o securities issued by U.S. banks, including bankers acceptances, repurchase agreements and certificates of deposit

    o commercial paper assigned the highest short- term debt rating by two independent rating agencies or believed to be of comparable quality by the advisor

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund. Additional risks associated with an investment in the Fund include:

    o an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency

    o an issuer may become insolvent and default in meeting interest and principal payments

    o the Fund's yield will fluctuate with changes in short-term interest rates

Suitability

The Fund may be appropriate for investors who wish to avoid fluctuations in principal while earning interest income. Because of the high quality and short maturity of the Fund's investments, the Fund's yield may be lower than that of funds that invest in lower-rated securities or securities with longer maturities.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The figures assume reinvestment of all dividends and distributions.

 2.21%      5.72%       5.15%        5.38%        5.30%       4.92%       6.17%
-----       ----        ----         ----         ----        ----        ----
1994*       1995        1996         1997         1998        1999        2000

------------------------------------------------------------------
Year-to-Date Return           2.58% as of June 30, 2001
Best Quarter                  1.60% in the third quarter of 2000
Worst Quarter                 1.14% in the second quarter of 1999
------------------------------------------------------------------
* From 7/13/94 to 12/31/94

--------------------------------------------------------------------------------------------------------
             Performance Table -- (Average annual total returns as of December 31, 2000)
--------------------------------------------------------------------------------------------------------

                                              1 Year     3 Years        5 Years       Since Inception*
McMorgan Principal Preservation Fund          6.17%      5.46%          5.38%         5.39%
--------------------------------------------------------------------------------------------------------

The seven-day yield as of 12/31/00 was 6.27%. Call 800-788-9485 between 10:30 a.m. and 7:30 p.m. Eastern time for the current yield.

* Inception date July 13, 1994.



Definitions
--------------------------------------------------------------------------------

Commercial Paper: Negotiable short-term, unsecured promissory notes generally sold at a discount with a maximum maturity of nine months.

Liquidity: the ability to convert assets easily and quickly into cash. High liquidity produces flexibility for a firm or an investor in a low-risk position, but tends to decrease profitability.

--------------------------------------------------------------------------------
                     McMorgan Intermediate Fixed Income Fund
--------------------------------------------------------------------------------

Type of Fund: An Intermediate Term Investment Grade Bond Fund
Ticker Symbol: MCMNX
--------------------------------------------------------------------------------

Investment Goal

Above average total return consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies

The Fund invests in high quality, short- to intermediate-term bonds, and other debt securities with average remaining maturities of up to 15 years. The average weighted portfolio maturity is generally between three and ten years.

The Fund invests at least 65% of its assets in investment grade fixed-income securities. These securities are investment grade or issued or guaranteed by the U.S government, its agencies or instrumentalities. The Fund intends to be fully invested under normal circumstances, but for temporary and defensive purposes the Fund may invest up to 100% of its assets in investment grade short-term fixed income securities (including short-term U.S. government securities and money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes) and repurchase agreements. The Fund generally invests in 100-150 securities, with special emphasis on collateralized mortgage obligations and corporate bonds to provide incremental returns.

The advisor generally establishes a target duration for the portfolio equal to the Lehman Brothers Intermediate Government/Credit Index. The advisor may adjust the portfolio's duration on the basis of the expected real return of the portfolio's fixed income investments. The advisor may increase duration as the expected real rate of return increases and decrease duration as the expected real rate of return decreases.

After target duration is selected, the advisor constructs a diversified portfolio of fixed-income securities with the following attributes:

    o  call protection

    o  high quality

    o  undervaluation

    o  higher yield than that of the market

The Fund principally invests in:

    o securities issued or guaranteed by the U.S. government, its agencies and instrumentalities

    o corporate, bank and commercial obligations

    o mortgage-backed securities, including collateralized mortgage obligations

    o asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

Principal Risks

By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

    o interest rate risk - the risk that securities held by the Fund will increase or decrease in value as interest rates change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a fund such as this one, that invests most of its assets in debt securities, will exhibit similar responses to interest rate changes.

    o credit risk - the risk that the issuer of a security may not make timely interest payments or may fail to pay the principal upon maturity.

    o call risk - the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.

    o prepayment risk - the risk that the obligations underlying mortgage and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage and asset-backed securities with lower than market interest rates.

Suitability

The Fund may be appropriate for investors who want higher returns than a money market fund and less market fluctuation than the McMorgan Fixed Income Fund. The Fund attempts to achieve higher returns by investing in short-to intermediate-term securities that generally have higher yields and slightly more interest rate risk than a money market fund. The Fund does not attempt to maintain a $1.00 per share value as money market funds do, and thus is not suitable for investors who are looking for consistent principal stability.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the Lehman Brothers Intermediate Government/Credit Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.


-0.43%     14.95%       4.13%        7.91%        7.81%      -0.31%       9.84%
-----       ----        ----         ----         ----        ----        ----
1994*       1995        1996         1997         1998        1999        2000

------------------------------------------------------------------
Year-to-Date Return           4.27% as of June 30, 2001
Best Quarter                  5.00% in the second quarter of 1995
Worst Quarter                -0.98% in the second quarter of 1999
------------------------------------------------------------------
* From 7/14/94 to 12/31/94

--------------------------------------------------------------------------------------------------------
             Performance Table -- (Average annual total returns as of December 31, 2000)
--------------------------------------------------------------------------------------------------------
                                                   1 Year     3 Years     5 Years    Since Inception*
McMorgan Intermediate Fixed Income Fund              9.84%      5.68%       5.81%      6.67%

Lehman Brothers Intermediate
 Government/Credit Index                            10.10%      6.22%       6.11%      7.02%
---------------------------------------------------------------------------------------------------------

* Inception date July 14, 1994.

Definitions
--------------------------------------------------------------------------------

Investment Grade: An investment grade security is one rated Baa or higher by Moody's Investor's Service, Inc., BBB or higher by Standard & Poor's Ratings Group, or BBB or higher by Fitch Investors Service Inc. The Fund may invest in unrated debt securities only if the advisor believes they are comparable to investment grade rated securities.

Duration: Duration is the average time needed to recover an initial cash outlay. The duration of a bond or mutual fund portfolio may be an indication of sensitivity to changes in interest rates. In general, the longer a fund' s duration, the more it will react to changes in interest rates and the greater the risk and return potential.

Expected Real Return:Expected real return is the difference between the current yield to maturity of fixed income investments and the expected inflation rate.

--------------------------------------------------------------------------------
                           McMorgan Fixed Income Fund
--------------------------------------------------------------------------------

Type of Fund: An Investment Grade Bond Fund
Ticker Symbol: MCMFX
--------------------------------------------------------------------------------
Investment Goal

Above average total return consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies

The Fund invests in high quality, short- to intermediate-term bonds, and other debt securities with average remaining maturities of up to 30 years. The average weighted portfolio maturity is generally between three and fifteen years.

The Fund invests at least 65% of its assets in investment grade fixed-income securities. These securities are investment grade or issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund intends to be fully invested under normal circumstances, but for temporary and defensive purposes, the Fund may invest up to 100% of its assets in investment grade short-term fixed income securities (including short-term U.S. government securities and money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes) and repurchase agreements. The Fund generally invests in 100-150 securities, with special emphasis on collateralized mortgage obligations and corporate bonds to provide incremental returns.

The advisor generally establishes a target duration for the portfolio equal to the Lehman Brothers Government/Credit Index. The advisor may adjust the portfolio's duration on the basis of the expected real return of the portfolio's fixed income investments. The advisor may increase duration as the expected real rate of return increases and decrease duration as the expected real rate of return decreases.

Once a target duration is selected, the advisor constructs a diversified portfolio of fixed income securities with the following attributes:

    o  call protection

    o  high quality

    o  undervaluation

    o  higher yield than that of the market

The Fund principally invests in:

    o securities issued or guaranteed by the U.S. government, its agencies and instrumentalities

    o corporate, bank and commercial obligations

    o mortgage-backed securities, with an emphasis on collateralized mortgage obligations

    o asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

Principal Risks

By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

    o interest rate risk - the risk that fixed income securities held by the Fund will increase or decrease in value as interest rates change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a fund such as this one, that invests most of its assets in debt securities, may exhibit similar responses to interest rate changes.

    o credit risk - the risk that the issuer of a security may not make timely interest payments or pay the principal upon maturity.

    o call risk - the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.

    o prepayment risk - the risk that obligations underlying mortgage and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage and asset-backed securities with lower than market interest rates.

Suitability

The Fund may be appropriate for investors who want higher returns than a money market fund and the McMorgan Intermediate Fixed Income Fund. The Fund attempts to achieve higher returns by investing in fixed income securities that generally have higher yields and slightly more interest rate risk. The Fund does not attempt to maintain a $1.00 per share value as money market funds do, and thus is not suitable for investors who are looking for consistent principal stability. The Fund generally has more market fluctuation than the McMorgan Intermediate Fixed Income Fund.

Past Fund Performance The bar chart and performance table below illustrate some of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the Lehman Brothers Government/Credit Index, an unmanaged securities index. The Fund's advisor has changed the Fund's benchmark index from the Lehman Brothers Aggregate Index to the Lehman Brothers Government/Credit Index based on its determination that the Lehman Brothers Government/Credit Index more closely reflects how the advisor manages the Fixed Income Fund. The figures assume reinvestment of all dividends and distributions.

-0.73%     19.29%       3.04%        9.53%        8.52%      -2.18%      11.55%
-----       ----        ----         ----         ----        ----        ----
1994*       1995        1996         1997         1998        1999        2000

------------------------------------------------------------------
Year-to-Date Return           3.33% as of June 30, 2001
Best Quarter                  6.65% in the second quarter of 1995
Worst Quarter                -2.14% in the first quarter of 1996
------------------------------------------------------------------
* From 7/14/94 to 12/31/94

--------------------------------------------------------------------------------------------------------
             Performance Table -- (Average annual total returns as of December 31, 2000)
--------------------------------------------------------------------------------------------------------
                                          1 Year         3 Years        5 Years       Since Inception*
McMorgan Fixed Income Fund                11.55%         5.79%          5.97%         7.35%
Lehman Brothers Aggregate Index           11.63%         6.36%          6.46%         7.76%
Lehman Brothers Government/
 Credit Index                             11.84%         6.20%          6.23%         7.67%
--------------------------------------------------------------------------------------------------------

* Inception date July 14, 1994.

Definitions
--------------------------------------------------------------------------------
Investment Grade: An investment grade security is one rated Baa or higher by Moody's Investor's Service, Inc., BBB or higher by Standard & Poor's Ratings Group, or BBB or higher by Fitch Investors Service, Inc. The Fund may invest in unrated debt securities only if the advisor believes they are comparable to investment grade rated securities.

Duration: Duration is the average time needed to recover an initial cash outlay. The duration of a bond or mutual fund portfolio may be an indication of sensitivity to changes in interest rates. In general, the longer a fund' s duration, the more it will react to changes in interest rates and the greater the risk and return potential.

Expected Real Return:Expected real return is the difference between the current yield to maturity of fixed income investments and the expected inflation rate.

--------------------------------------------------------------------------------
                     McMorgan  Balanced  Fund
--------------------------------------------------------------------------------

Type of Fund: A Balanced Fund
Ticker Symbol: MCMBX
--------------------------------------------------------------------------------
Investment Goal

Balance of capital appreciation, income and preservation of capital.

Principal Investment Strategies

The Fund's target asset allocation is 60% in equity securities and 40% in debt securities over the long term. The Fund invests in a diversified portfolio of equity and debt securities. The mix of securities will change based on existing and anticipated market conditions. The Fund's asset allocation is generally between 50% and 70% in common stocks and at least 25% in debt securities under normal market conditions.

Equities

The Fund seeks capital appreciation and will invest in the common stocks of companies believed to have the potential for long-term capital growth with an emphasis on dividend paying common stocks. The advisor selects equity securities using a "top-down" approach to control risk at the portfolio level. It uses an investment model to construct the desired portfolio characteristics with respect to many characteristics, such as liquidity, risk and yield. Once the desired portfolio characteristics are established, the advisor uses a "bottom up" approach for selecting equity securities. An investment return model is used to select those securities which have an expected return equal to or greater than that of the market. In addition, an emphasis is placed on selecting an individual security that will contribute to desired portfolio characteristics.

Debt Securities

The Fund seeks to provide shareholders with income by investing in a broad range of intermediate-and long-term debt securities, including:

    o securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

    o investment grade debt securities including fixed and variable rate debt obligations, mortgage and asset-backed securities and collateralized mortgage obligations

    o preferred stock and securities convertible into common stock

In selecting debt securities for the Fund, the advisor first establishes a targeted portfolio duration for the Fund equal to the Lehman Brothers Government/Credit Index. The advisor may increase duration as the expected real rate of return of the Fund increases and decrease duration as the expected rate of return of the Fund decreases. The advisor then selects a diversified portfolio of debt securities with the following attributes:

    o  high quality

    o  undervaluation

    o  higher yield than the market

    o  call protection

Principal Risks

By investing in stocks and bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

    o interest rate risk - the risk that fixed income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund's value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. A fund such as this, that may invest a significant percentage of its assets in debt securities, may exhibit similar responses to interest rate changes.

    o market risk - the risk that the price of a security will rise or fall due to various unpredictable market conditions. The equity portion of the Fund currently has, but may not always have, weightings similar to that of the S&P 500 Index (but is not necessarily invested in the same securities that are in the Index). At the present time, the technology sector represents about 30% of the S&P 500 Index and approximately the same proportion of the equity investments of the Fund. Technology stock prices tend to be more volatile than those in other sectors which may increase the volatility of the equity portion of the Fund and thus, the volatility of its share price.

    o credit risk - the risk that the issuer of a security may not make timely interest payments or may fail to pay the principal upon maturity.

    o call risk - the risk that a debt security might be redeemed prior to maturity and thus the Fund will not receive the full benefit of the investment as it originally intended.

    o prepayment risk - the risk the obligations underlying mortgage and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage and asset-backed securities with lower than market interest rates.

Suitability

The Fund may be appropriate for investors who are willing to accept the risks associated with a combination of investments in equity and fixed income securities. The Fund is not suitable for investors who are looking for consistent principal stability.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmarks, the S&P 500 Index (equities) and the Lehman Brothers Government/Credit Index (debt securities), two unmanaged securities indices. The Fund's advisor has changed the Fund's benchmark index from the Lehman Brothers Aggregate Index to the Lehman Brothers Government/Credit Index on a determination that the Lehman Brothers Government/Credit Index more closely reflects how the advisor manages the Balanced Fund. The figures assume reinvestment of all dividends and distributions.

 0.79%     28.71%      16.26%       23.66%       20.62%       7.04%       0.71%
-----       ----        ----         ----         ----        ----        ----
1994*       1995        1996         1997         1998        1999        2000

------------------------------------------------------------------
Year-to-Date Return          -2.22% as of June 30, 2001
Best Quarter                 11.93% in the fourth quarter of 1998
Worst Quarter                -5.08% in the first quarter of 2001
------------------------------------------------------------------
* From 7/14/94 to 12/31/94

--------------------------------------------------------------------------------------------------------
             Performance Table -- (Average annual total returns as of December 31, 2000)
--------------------------------------------------------------------------------------------------------
                                          1 Year         3 Years        5 Years       Since Inception*
McMorgan Balanced Fund                     0.71%          9.14%          13.31%        14.67%
S&P 500 Index                             -9.15%         12.26%          18.35%        20.13%
Lehman Brothers Aggregate Index           11.63%          6.36%           6.46%         7.76%
Lehman Brothers Government/
 Credit Index                             11.84%          6.20%           6.23%         7.67%
--------------------------------------------------------------------------------------------------------

* Inception date July 14, 1994.

--------------------------------------------------------------------------------
                         McMorgan Equity Investment Fund
--------------------------------------------------------------------------------

Type of Fund: A Diversified Stock Fund
Ticker Symbol: MCMEX
--------------------------------------------------------------------------------
Investment Goal

Above-average total return consistent with reasonable risk.

Principal Investment Strategies

The Fund seeks capital appreciation and will in the common stocks of companies believed to have potential for long-term capital growth with emphasis on dividend paying common stocks. advisor selects equity securities using a "top down approach to control risk at the portfolio level. It uses an investment model to construct the desired portfolio with respect to many characteristics, as liquidity, risk and yield. Once the desired portfolio characteristics are established, the advisor uses a "bottom up" approach for selecting equity securities. An investment return model is used to select those securities which have an expected return equal to or greater than that of the market In addition, an emphasis is placed on selecting an individual security that will contribute to desired portfolio characteristics.

The Fund generally will be as fully invested as possible, but always at least 65% of its assets are invested, in equity securities of companies with following attributes:

    o ability to pay above-average dividends

    o sustained earnings and growth potential

    o strong management and balance sheet

    o market undervaluation in light of expected future earnings

The Fund intends to stay fully invested under normal circumstances, but for temporary and defensive purposes may invest in short-term fixed income assets including:

    o U.S. government securities

    o money market instruments, including U.S. Treasury bills, commercial paper, certificates of deposit and bankers' acceptances

    o repurchase agreements

Principal Risks

By investing in stocks and bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

    o market risk - the risk that the price of a security (a stock or bond) will rise or fall due to various unpredictable market conditions. The Fund currently has, but may not always have, weightings similar to that of the S&P 500 Index (but is not necessarily invested in the same securities that are in the Index). At the present time, the technology sector represents approximately 30% of the S&P 500 Index and the same proportion of the net investments of the Fund. Technology stock prices tend to be more volatile than those in other sectors which may increase the volatility of the Fund's share price.

    o interest rate risk - the risk that fixed income securities held by the Fund will increase or decrease in value as interest rates change, causing the Funds value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall.

Suitability

The Fund may be appropriate for investors who desire long-term growth and are willing to accept the risk of occasional volatile returns similar to the returns of the S&P 500. The Fund is not suitable for investors who are looking for consistent principal stability.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the S&P 500 Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.


 1.24%     35.94%      26.80%       33.84%       27.76%      11.54%      -6.93%
-----       ----        ----         ----         ----        ----        ----
1994*       1995        1996         1997         1998        1999        2000

----------------------------------------------------------------
Year-to-Date Return     -6.32% as of June 30, 2001
Best Quarter            20.25% in the fourth quarter of 1998
Worst Quarter          -10.55% in the first quarter of 2001
----------------------------------------------------------------
* From 7/14/94 to 12/31/94

------------------------------------------------------------------------------------------------------
          Performance Table -- (Average annual total returns as of December 31, 2000)
------------------------------------------------------------------------------------------------------
                                            1 Year        3 Years       5 Years       Since Inception*
McMorgan Equity Investment Fund             -6.39%        10.07%        17.73%           19.20%
S&P 500 Index                               -9.15%        12.26%        18.35%           20.13%
-------------------------------------------------------------------------------------------------------

* Inception date July 14, 1994.

Fees and Expenses of the Funds
--------------------------------------------------------------------------------

The following table shows the fees and expenses you may pay if you buy and hold shares of the Funds. The McMorgan Class shares of the Funds do not impose any front-end loads, deferred sales loads or Rule 12b-1 distribution fees. Shareholders are not charged for exchanging shares or reinvesting dividends.

-------------------------------------------------------------------------------------------------------
                                   McMorgan       McMorgan       McMorgan                    McMorgan
                                   Principal      Intermediate   Fixed         McMorgan      Equity
                                   Preservation   Fixed          Income        Balanced      Investment
                                   Fund           Income Fund    Fund          Fund          Fund
-------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses:

  (expenses that are deducted
  from Fund assets)

Management Fees                      0.25%          0.35%          0.35%         0.45%         0.50%

Other Expenses                       0.24%          0.15%          0.47%         0.20%         0.19%
                                     ---------------------------------------------------------------
Total Annual Operating

  Expenses*                          0.49%          0.50%          0.82%         0.65%         0.69%
                                     ===============================================================
-------------------------------------------------------------------------------------------------------


* These are the gross fees and expenses that the Funds would have incurred for the fiscal year ended June 30, 2001, if the advisor had not waived any fees and/or reimbursed certain expenses. The advisor currently intends to continue to waive and or reimburse certain expenses indefinitely, but this voluntary action by the advisor may be discontinued at any time on 60 days' notice. With the cap, actual expenses were:

-------------------------------------------------------------------------------------------------------
                              McMorgan            McMorgan       McMorgan                    McMorgan
                              Principal           Intermediate   Fixed         McMorgan      Equity
                              Preservation        Fixed          Income        Balanced      Investment
                              Fund                Income Fund    Fund          Fund          Fund
--------------------------------------------------------------------------------------------------------
Management Fees               0.06%               0.35%          0.03%         0.40%         0.50%

Other Expenses                0.24%               0.15%          0.47%         0.20%         0.19%
                              --------------------------------------------------------------------
Net Annual Operating

Expenses                      0.30%               0.50%          0.50%         0.60%         0.69%
                              ====================================================================
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that:

    o you invest $10,000 in the fund for the time periods indicated;

    o you redeem all of your shares at the end of each time period;

    o your investment has a 5% return each year; o all distributions are reinvested; and

    o operating expenses of each fund remain the same.

This example is for comparison only. Actual return and expenses will be different and each fund's performance and expenses may be higher or lower. The numbers are based on total fund operating expenses. Based on the above assumptions, your costs for each fund would be:

----------------------------------------------------------------------------------------------------
                                          1 Year        3 Years           5 Years         10 Years
----------------------------------------------------------------------------------------------------
McMorgan Principal Preservation Fund       $50           $157              $274            $  616
McMorgan Intermediate Fixed
 Income Fund                               $51           $160              $280            $  628
McMorgan Fixed Income Fund                 $84           $262              $455            $1,014
McMorgan Balanced Fund                     $66           $208              $362            $  810
McMorgan Equity Fund                       $70           $221              $384            $  859
----------------------------------------------------------------------------------------------------

16

Management of the Funds
--------------------------------------------------------------------------------
The advisor of the Funds is:

McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in each Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Funds.

McMorgan & Company was founded in 1969. At a joint special meeting of shareholders that took place on September 14, 2001, McMorgan & Company LLC (which at that time was called McMorgan Acquisition Company LLC), was approved as the Funds' investment advisor. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly- owned subsidiary of New York Life Insurance Company. The same investment personnel of McMorgan & Company, the predecessor entity, continue to provide investment advisory and management services to the Funds as employees of McMorgan & Company LLC. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2001, the advisor had approximately $26.2 billion of assets under management, including investment company assets of approximately $772 million.

Portfolio Management

An investment management team at McMorgan & Company LLC manages the Funds' investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees

Each Fund pays the advisor a monthly fee for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Funds paid the following investment advisory fees to McMorgan & Company, then the Funds' investment advisor:

--------------------------------------------------------------------------------
                                                      Fees as % of average
Fund                                                    daily net assets
--------------------------------------------------------------------------------
McMorgan Principal Preservation Fund                        0.06%
McMorgan Intermediate Fixed Income Fund                     0.35%
McMorgan Fixed Income Fund                                  0.03%
McMorgan Balanced Fund                                      0.40%
McMorgan Equity Investment Fund                             0.50%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The fees paid to the advisor reflect its voluntary agreement to waive fees and/or reimburse expenses so that total operating expenses do not exceed the following:

    o 0.30% for the McMorgan Principal Preservation Fund

    o 0.50% for the McMorgan Intermediate Fixed Income Fund and the McMorgan Fixed Income Fund

    o 0.60% for the McMorgan Balanced Fund

    o 0.75% for the McMorgan Equity Investment Fund

Although the advisor currently intends to continue the fee waiver and/or expense reimbursements, this voluntary action by the advisor may be discontinued on 60 days' notice. Any waiver or reimbursement by the advisor is subject to repayment by the Funds within the following three years if the Funds are able to make the repayment without exceeding their current expense limits.


Your Account
--------------------------------------------------------------------------------
Buying Shares

You may buy shares in any of the Funds with an initial investment of $5,000 or more ($250 for retirement plans). Additional investments may be made for as little as $250. The Funds have the right to waive the minimum investment requirements for employees of the Funds' investment advisor and its affiliates. The Funds also have the right to reject any purchase order.

Pricing of Fund Shares
(Purchase Price)

The price of each Fund's shares is based on the Net Asset Value (NAV) of each Fund's portfolio. The Funds calculate NAV by adding the total market value of a Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. Each Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. The NAV for the Principal Preservation Fund will not be calculated on national bank holidays. There is no sales charge in connection with the purchase of shares.

The portfolio securities of each Fund, except those held by Principal Preservation Fund or debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Securities held in the portfolio of the Principal Preservation Fund and debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

--------------------------------------------------------------------------------
Timing of Requests

Except in the case of the Principal Preservation Fund, all requests received by the transfer agent, NYLIM Service Company LLC, before 4:00 p.m. Eastern time will be executed at the NAV next determined. Orders received after 4:00 p.m. will be executed the following business day at the NAV next determined. These Funds do not price shares on days when the NYSE is closed.
For the Principal Preservation Fund, all requests received by the transfer agent before 1:00 p.m. Eastern time will be invested at the NAV determined that business day. Purchases received after 1:00 p.m. will be invested the next business day. Shares of the Principal Preservation Fund may be purchased only on days when national banks are open for business.

To Purchase Shares:
--------------------------------------------------------------------------------
                               Initial Investment
By Mail

o  Complete and sign the Account Registration Form.
o  Make your check payable to the Fund in which you wish to invest.
o  Mail the Account Registration Form and your check to:
   McMorgan Funds c/o
   NYLIM Service Co.
   169 Lackawanna Ave.
   Parsippany, NJ 07054
o  Minimum Initial Investment is $5,000.

By Wire

o  Call (800) 831-1146 to arrange for a wire purchase.
   For same day purchase, the wire must be received before 4:00 p.m. Eastern time (1:00 p.m. Eastern time for Principal Preservation Fund)
o  Wire federal funds to:
   State Street Bank and Trust Company
   ABA#: 011 0000 28
   The McMorgan Funds (DDA#99046179)
   Attn: Custody and Shareholder Services
   Include the Fund Name and Class, your account number and the name(s) of the investor(s)
o  Mail completed Account Registration Form to the address above.
o  Note: Your bank may charge a wire fee.

                             Subsequent Investments


o  Make your check payable to the Fund in which you wish to invest.
o Fill out an investment slip from an account statement, include your name and account number.
   Mail to:
   McMorgan Funds
   P.O. Box 8407
   Boston, MA 02266-8407
o  Minimum subsequent investment for all accounts is $250.

o  Call (800) 831-1146 to arrange for a wire purchase.
   For same day purchase, the wire must be received by 4:00 p.m. Eastern time (1:00 p.m. Eastern time for Principal Preservation Fund)
o  Wire federal funds to:
   State Street Bank and Trust Company
   ABA#: 011 0000 28
   The McMorgan Funds (DDA#99046179)
   Attn: Custody and Shareholder Services
   Include the Fund Name and Class, your account number and the name(s) of the investor(s)
o  Note: Your bank may charge a wire fee.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To Purchase Shares (continued):
--------------------------------------------------------------------------------
                               Initial Investment

By Exchange
o You may open an account by making an exchange of shares from an existing McMorgan Funds account. Exchanges can be made by mail, fax or telephone. Call (800) 831-1146 for help.
o    Note: No fee or charge will apply, but there may be a capital gain or loss.

By Automatic Investment
o You must open a regular fund account with $5,000 minimum prior to participating in this plan.

                             Subsequent Investments

o You may add to an existing account by making an exchange from shares of an existing McMorgan Funds account. Exchanges can be made by mail, fax or telephone. Call (800) 831-1146 for help.
o    Completed authorization form must be on file in advance.
o    Note: No fee or charge will apply, but there may be a capital gain or loss.

o    Call (800) 831-1146 to request the form.
o    Complete and return the form and any other required  materials.
o    Subsequent investments will be drawn from your bank account.

--------------------------------------------------------------------------------

Banks, brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees which are not charged if shares are purchased directly from the Funds.

Each Fund except the Principal Preservation Fund, may accept telephone orders. Unless you decline telephone privileges on your Account Registration Form, you may be responsible for any fraudulent telephone orders so long as the Funds take reasonable measures to verify the orders.

Other Account Options

Direct Deposit Program: You may buy additional shares by having certain payments from the federal government ONLY (i.e., federal salary, Social Security and certain veterans, military or other payments) automatically deposited in your fund account. The minimum investment under this program is $250. To participate, call (800) 831-1146 for an enrollment form.

Retirement Accounts: Tax deferred retirement programs such as 401(k) plans and IRAs may invest in the Funds. Accounts established under such plans must have all dividends reinvested in the Funds. For more information about these plans or for an IRA application, please call 800-831-1146.

Selling Your Shares

You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's transfer agent receives and accepts your order.

--------------------------------------------------------------------------------

Timing of Requests

Redemption requests received in good order by the transfer agent, NYLIM Service Company LLC, before 4:00 p.m. Eastern time (1:00 p.m. Eastern time for the Principal Preservation Fund) on any day that the NYSE is open for business will be executed at that day's NAV. Requests received after 4:00 p.m. (1:00 p.m. Eastern time for the Principal Preservation Fund) will be processed on the next business day. Shares of the Principal Preservation Fund may be sold only on days that national banks are open for business.

Selling Recently Purchased Shares

The Funds will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to 7 business days to allow the purchase check to clear.

--------------------------------------------------------------------------------
Signature Guarantees

A signature guarantee protects you against fraud by guaranteeing that your signature is authentic. A guarantee is required on all redemption requests $10,000 or more or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record.

When the Funds require a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs or notary publics will not be accepted.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


 To Sell Shares:

--------------------------------------------------------------------------------
 By Mail
     o Submit a written request for redemption with:
       |X| The Fund's name;
       |X| Your Fund account number;
       |X| The dollar amount or number of shares or percentage of the account to be redeemed; and
       |X| Signatures of all persons required to sign for transactions, exactly as the shares are registered.
     o Mail your request to:
                                  McMorgan Funds
                                  P.O. Box 8407
                                  Boston, MA 02266-8407
     o A check will be mailed to the name and address in which the account is registered.

 By Wire
     o This option must be elected either on the initial Account Registration Form or subsequently in writing.
     o Call (800) 831-1146 with your request.
     o Wire redemption requests must be received before 4:00 p.m.
       (1:00 p.m. for the Principal Preservation Fund) for money to be wired the next business day.

 By Telephone
     o This service must be elected in advance, either on the initial Account Registration Form or subsequently in writing.
     o Call (800) 831-1146 with your request.
     o The Fund will use reasonable procedures to confirm that the request is genuine.
     o Written confirmation will be provided and a check will be mailed to the name and address in which the account is registered.

 By Systematic Withdrawal Plan
     o Complete the appropriate section on the Account Registration Form or call
       (800) 831-1146 to request a form to begin the plan.
     o To participate, you must own or purchase shares with a value of at least $10,000.
     o Withdrawals can be monthly, quarterly, semi-annually or annually.
       The minimum withdrawal amount is $100.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service, which the Funds do not charge.

Additional Information on Buying and Selling Fund Shares
--------------------------------------------------------------------------------
General Policies

The Funds reserve the right to:

    o reject any purchase order when a Fund determines that it is not in the best interest of the Funds or its shareholders to accept such order. This includes purchases or exchanges that are disruptive to the management of the Funds due to the timing of the investment or the investor's history of excessive trading.

    o make redemptions in-kind (payments in portfolio securities rather than in cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

    o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.

    o change the minimum investment amounts.

    o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.

    o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Minimum Balances

The Funds may redeem your remaining shares at NAV if the balance of your account falls below $500 due to redemptions. The Funds will notify you if your balance has fallen below $500 and you will have 60 days to increase your account balance before your shares are redeemed. The Funds may close any account without notice if the account is inactive and the value of the account is $0.

Exchange Privileges

Shares of a Fund may be exchanged for shares of any of the other Funds. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements. Exchanges may be made by mail or by telephone if authorized on the Account Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Mailings to Shareholders

The Funds mail monthly statements summarizing the activity in your account(s) including each purchase or sale of your Fund shares. To reduce expenses, whenever possible, the Funds may limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call (800) 831-1146.

Distributions and Taxes

The Funds generally pay dividends from their net investment income and distributions of net capital gains, as described in the table below.

Reinvestment Option

Dividends and capital gain distributions will be reinvested automatically in the Funds unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

If you are a taxable investor, dividends you receive from a Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions are taxable as capital gain no matter how long you have owned your shares. This is true whether you reinvest your distributions or receive them in cash.

If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

The sale of Fund shares or the exchange of shares of two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. Fund distributions and gains from the sale of your Fund shares are generally subject to state and local taxes. Shareholders will be furnished information showing which portions of the distributions are not taxable in certain states. Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in Fund shares. Non-U.S. investors may be subject to U.S. withholding or estate tax and are subject to certain U.S. tax certification requirements.

--------------------------------------------------------------------------------------------------
Type of Distribution                             Declared & Paid               Federal Tax Status
--------------------------------------------------------------------------------------------------
Dividends from Net Investment Income                                           ordinary income

  McMorgan Principal Preservation Fund           declared daily/paid monthly

  McMorgan Intermediate Fixed Income Fund        monthly

  McMorgan Fixed Income Fund                     monthly

  McMorgan Balanced Fund                         quarterly

  McMorgan Equity Investment Fund                quarterly

Short-term Capital Gains (all Funds)             annually                      ordinary income

Long-term Capital Gains (all Funds)              annually                      capital gain
--------------------------------------------------------------------------------------------------

24

You should consult your own tax advisor for more specific information about federal, state and local tax consequences of an investment in a Fund.

--------------------------------------------------------------------------------
Backup Withholding

Shareholders may have a portion of their distributions and redemption proceeds withheld if they do not provide the Fund their correct taxpayer information number and certify certain tax information as required by law.
--------------------------------------------------------------------------------

Other Investment Strategies and Risks

The Funds' main investment strategies are set out at the beginning of the prospectus. The Funds may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Funds' Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (800) 788-9485.

Other Potential Risks

Each Fund (except the Principal Preservation Fund) may at times invest a small portion of its assets in derivative securities, such as futures contracts and options. In addition, the Balanced Fund, Intermediate Fixed Income Fund and Fixed Income Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed to be derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance. The Funds currently do not intend to invest in futures contracts or options.

Defensive Investing

The Funds occasionally may take temporary defensive positions that are inconsistent with each Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Funds may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When a Fund takes a temporary investment position, it may not achieve its investment goals.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds during each period assuming you reinvested all dividends and distributions. Tait, Weller and Baker has audited this information and their report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

Financial Highlights
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

------------------------------------------------------------------------------------------------------------
                                McMorgan Principal Preservation Fund
------------------------------------------------------------------------------------------------------------
                                                        For the      For the   For the   For the     For the
                                                          Year        Year      Year      Year         Year
                                                         Ended        Ended     Ended    Ended        Ended
                                                        06/30/01    06/30/00  06/30/99  06/30/98     06/30/97
------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year ...................    $1.00       $1.00     $1.00     $1.00       $1.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ...............................     0.06        0.05      0.05      0.05        0.05
------------------------------------------------------------------------------------------------------------
   Total from investment operations ..................     0.06        0.05      0.05      0.05        0.05
------------------------------------------------------------------------------------------------------------
Less Distributions:
 From net investment income ..........................    (0.06)      (0.05)    (0.05)    (0.05)      (0.05)
------------------------------------------------------------------------------------------------------------
   Total distributions ...............................    (0.06)      (0.05)    (0.05)    (0.05)      (0.05)
------------------------------------------------------------------------------------------------------------
Net Asset Value, end of year .........................    $1.00       $1.00     $1.00     $1.00       $1.00
============================================================================================================
Total return .........................................    5.88%       5.48%     4.97%     5.41%       5.24%

Ratios/Supplemental Data
Net assets, end of year (in 000's) ................... $110,401     $71,038   $85,940   $48,184     $32,703
Ratio of expenses to average net assets before
 reimbursement and recovery of expenses by Advisor ...    0.49%       0.51%     0.61%     0.67%       0.77%
Ratio of expenses to average net assets after
 reimbursement of expenses by Advisor ................    0.30%       0.30%     0.30%     0.30%       0.30%
Ratio of net investment income to average net assets
 before reimbursement of expenses by Advisor .........    5.47%       5.11%     4.53%     4.92%       4.65%
Ratio of net investment income to average net assets
 after reimbursement of expenses by Advisor ..........    5.66%       5.32%     4.84%     5.29%       5.12%
Portfolio turnover ...................................      N/A         N/A       N/A       N/A         N/A
============================================================================================================

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

------------------------------------------------------------------------------------------------------------
                                McMorgan Intermediate Fixed Income Fund
------------------------------------------------------------------------------------------------------------
                                                        For the      For the   For the   For the    For the
                                                          Year        Year      Year      Year        Year
                                                         Ended        Ended     Ended    Ended       Ended
                                                        06/30/01    06/30/00  06/30/99  06/30/98    06/30/97
------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year .................     $9.99        $10.26   $10.53    $10.26     $10.17
------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income .............................      0.60          0.58     0.57      0.60       0.60
 Net realized and unrealized gain (loss)
  on investments ...................................      0.51         (0.23)   (0.23)     0.27       0.11
------------------------------------------------------------------------------------------------------------
   Total from investment operations ................      1.11          0.35     0.34      0.87       0.71
------------------------------------------------------------------------------------------------------------
Less Distributions:
 From net investment income ........................     (0.60)        (0.59)   (0.57)    (0.60)     (0.60)
 From capital gains ................................      0.00         (0.03)   (0.04)     0.00      (0.02)
------------------------------------------------------------------------------------------------------------
   Total distributions .............................     (0.60)        (0.62)   (0.61)    (0.60)     (0.62)
------------------------------------------------------------------------------------------------------------
Net Asset Value, end of year .......................    $10.50         $9.99   $10.26    $10.53     $10.26
============================================================================================================
Total return .......................................    11.37%         3.51%    3.25%     8.68%      7.14%

Ratios/Supplemental Data
Net assets, end of year (in 000's) .................  $207,924      $170,822 $153,096  $121,710    $93,402
Ratio of expenses to average net assets before
 reimbursement and recovery of expenses by Advisor .     0.50%         0.52%    0.52%     0.55%      0.59%
Ratio of expenses to average net assets after
 reimbursement of expenses by Advisor ..............     0.50%         0.50%    0.50%     0.50%      0.50%
Ratio of net investment income to average net assets
 before reimbursement of expenses by Advisor .......     5.79%         5.79%    5.40%     5.74%      5.80%
Ratio of net investment income to average net assets
 after reimbursement of expenses by Advisor ........     5.79%         5.81%    5.42%     5.79%      5.89%
Portfolio turnover .................................    56.64%        25.34%   40.40%    45.44%     36.02%
===========================================================================================================

--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

------------------------------------------------------------------------------------------------------------
                                        McMorgan Fixed Income Fund
------------------------------------------------------------------------------------------------------------
                                                        For the      For the   For the   For the    For the
                                                          Year        Year      Year      Year        Year
                                                         Ended        Ended     Ended    Ended       Ended
                                                        06/30/01    06/30/00  06/30/99  06/30/98    06/30/97
------------------------------------------------------------------------------------------------------------

Net Asset Value, beginning of period ...............       $10.23      $10.52   $10.89   $10.44     $10.33
------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income .............................         0.62        0.63     0.61     0.62       0.65
 Net realized and unrealized gain (loss)
  on investments ...................................         0.52       (0.27)   (0.35)    0.47       0.12
------------------------------------------------------------------------------------------------------------
   Total from investment operations ................         1.14        0.36     0.26     1.09       0.77
------------------------------------------------------------------------------------------------------------
Less Distributions:
From net investment income .........................        (0.63)      (0.63)   (0.61)   (0.62)     (0.65)
From capital gains .................................         0.00       (0.02)   (0.02)   (0.02)     (0.01)
   Total distributions .............................        (0.63)      (0.65)   (0.63)   (0.64)     (0.66)
Net Asset Value, end of year .......................       $10.74      $10.23   $10.52   $10.89     $10.44
===========================================================================================================
Total return .......................................       11.38%       3.52%    2.34%   10.71%      7.72%
===========================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in 000's) ...............      $28,554     $22,045 $ 27,408  $22,202     $9,565
Ratio of expenses to average net assets before
 reimbursement and recovery of expenses by Advisor .        0.82%       0.76%    0.93%    1.17%      1.57%
Ratio of expenses to average net assets after
 reimbursement of expenses by Advisor ..............        0.50%       0.50%    0.50%    0.50%      0.50%
Ratio of net investment income to average net assets
 before reimbursement of expenses by Advisor                5.53%       5.71%    5.16%    5.26%      5.25%
Ratio of net investment income to average net assets
 after reimbursement of expenses by Advisor ........        5.85%       5.97%    5.59%    5.93%      6.32%
Portfolio turnover .................................       58.66%      27.59%   29.32%   58.22%     32.46%
===========================================================================================================

--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

------------------------------------------------------------------------------------------------------------
                                           McMorgan Balanced Fund
------------------------------------------------------------------------------------------------------------
                                                        For the      For the   For the   For the    For the
                                                          Year        Year      Year      Year        Year
                                                         Ended        Ended     Ended    Ended       Ended
                                                        06/30/01    06/30/00  06/30/99  06/30/98    06/30/97
------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period ...................  $19.93       $20.15   $18.12   $15.30     $12.75
------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income .................................    0.52         0.55     0.50     0.47       0.43
 Net realized and unrealized gain (loss)
  on investments .......................................   (1.07)        0.07     2.10     2.82       2.54
------------------------------------------------------------------------------------------------------------
   Total from investment operations ....................   (0.55)        0.62     2.60     3.29       2.97
------------------------------------------------------------------------------------------------------------
Less Distributions:
 From net investment income ............................   (0.53)       (0.55)   (0.50)   (0.47)     (0.42)
 From capital gains ....................................   (0.70)       (0.29)   (0.07)    0.00       0.00
------------------------------------------------------------------------------------------------------------
   Total distributions .................................   (1.23)       (0.84)   (0.57)   (0.47)     (0.42)
------------------------------------------------------------------------------------------------------------
Net Asset Value, end of year ...........................  $18.15       $19.93   $20.15   $18.12     $15.30
===========================================================================================================
Total return ...........................................   (2.84)%      3.17%   14.60%   21.76%     23.65%

Ratios/Supplemental Data
Net assets, end of period (in 000's) ...................$175,681     $165,066 $154,615  $93,201    $40,941
Ratio of expenses to average net assets before
 reimbursement and recovery of expenses by Advisor .....   0.65%        0.64%    0.64%    0.74%      1.01%
Ratio of expenses to average net assets after
 reimbursement and recovery of expenses by Advisor .....   0.60%        0.60%    0.60%    0.60%      0.60%
Ratio of net investment income to average net assets
 before reimbursement and recovery of expenses by Advisor  2.69%        2.73%    2.70%    2.87%      2.97%
Ratio of net investment income to average net assets
 after reimbursement and recovery of expenses by Advisor   2.74%        2.77%    2.74%    3.01%      3.38%
Portfolio turnover .....................................  38.09%       22.44%   18.58%   20.73%     31.64%
===========================================================================================================

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

------------------------------------------------------------------------------------------------------------
                                    McMorgan Equity Investment Fund
------------------------------------------------------------------------------------------------------------
                                                        For the      For the   For the   For the    For the
                                                          Year        Year      Year      Year        Year
                                                         Ended        Ended     Ended    Ended       Ended
                                                        06/30/01    06/30/00  06/30/99  06/30/98    06/30/97
------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period ..................   $30.17       $30.37   $25.29    $19.71    $14.85
------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ................................     0.19         0.23     0.23      0.23      0.24
 Net realized and unrealized gain (loss)
  on investments ......................................    (3.83)        0.30     5.21      5.62      4.87
------------------------------------------------------------------------------------------------------------
   Total from investment operations ...................    (3.64)        0.53     5.44      5.85      5.11
------------------------------------------------------------------------------------------------------------
Less Distributions:
 From net investment income ...........................    (0.20)       (0.23)   (0.22)    (0.23)    (0.24)
 From capital gains ...................................    (1.76)       (0.50)   (0.14)    (0.04)    (0.01)
------------------------------------------------------------------------------------------------------------
   Total distributions ................................    (1.96)       (0.73)   (0.36)    (0.27)    (0.25)
------------------------------------------------------------------------------------------------------------
Net Asset Value, end of year ..........................   $24.57       $30.17   $30.37    $25.29    $19.71
===========================================================================================================
Total return ..........................................   (12.44)%      1.80%   21.70%    29.89%    34.68%

Ratios/Supplemental Data
Net assets, end of period (in 000's) .................. $228,606     $260,033 $204,102  $128,541   $58,593
Ratio of expenses to average net assets before
 reimbursement and recovery of expenses by Advisor ....    0.69%        0.67%    0.66%     0.75%     0.88%
Ratio of expenses to average net assets after
 reimbursement and recovery of expenses by Advisor ....    0.69%        0.68%    0.75%     0.75%     0.75%
Ratio of net investment income to average net assets
 before reimbursement and recovery of expenses by Advisor  0.69%        0.78%    0.95%     1.05%     1.36%
Ratio of net investment income to average net assets
after reimbursement and recovery of expenses by Advisor    0.69%        0.77%    0.86%     1.05%     1.49%
Portfolio turnover ....................................   22.52%       13.68%    4.79%     0.57%     0.88%
===========================================================================================================

Additional Information

For investors who want more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports:
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions an investment strategies that that significantly affected the Funds' performance during their last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Funds by contacting:

McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 800-788-9485
Internet address:  www.mcmorganfunds.com



You can review the Funds' reports and SAI at the Public Reference
Room of the Securities and Exchange Commission (SEC). To get paper copies, write or call the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Telephone: 800-SEC-0330.
Note: The SEC charges a duplication fee for paper copies.

You may also download a copy of these documents from the SEC's Internet website for no charge at http://www.sec.gov

The Funds' SEC File No. is 811-8370

                       STATEMENT OF ADDITIONAL INFORMATION


                                January 18, 2002

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                                 McMorgan FUNDS
                         (formerly called the McM Funds)

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              MONEY MARKET FUND                        BALANCED FUND

     McMorgan Principal Preservation Fund         McMorgan Balanced Fund



             FIXED INCOME FUNDS                         EQUITY FUND


McMorgan Intermediate Fixed Income Fund       McMorgan Equity Investment Fund
McMorgan Fixed Income Fund

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This Statement of Additional Information dated January 18, 2002 is not a prospectus. It should be read in conjunction with the McMorgan Funds' Prospectus dated January 18, 2002, and the Class Z Prospectuses dated January 18, 2002, which are incorporated by reference herein. Copies of the Prospectuses may be obtained without charge by contacting either the Advisor or the Underwriter at the addresses and telephone numbers below.


Underwriter:                                                            Advisor:
NYLIFE Distributors, Inc.                                 McMorgan & Company LLC
169 Lackawanna Avenue                                 One Bush Street, Suite 800
Parsippany, NJ 07054                                    San Francisco, CA  94104
(973)394-3000                                                     (800) 788-9485


The Annual Report, which contains important financial information about the McMorgan Funds, is incorporated by reference into this Statement of Additional Information and is also available without charge at the above phone numbers or addresses.

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

                                                  TABLE OF CONTENTS                                            Page


McMorgan Funds....................................................................................................3

Investment Policies and Related Risks
     Mortgage-Backed Securities and Mortgage Pass-Through Securities..............................................3
     Collateralized Mortgage Obligations, Real Estate Mortgage Investment Conduit
       and Multi-Class Pass-Throughs..............................................................................3
     Resets.......................................................................................................4
     Caps and Floors..............................................................................................4
     Stripped Mortgage-Backed Securities..........................................................................4
     Risks of Mortgage-Backed Securities..........................................................................5
     Other Mortgage-Backed Securities.............................................................................5
     Asset-Backed Securities......................................................................................6
     Futures Contracts and Related Options........................................................................6
     Risk Factors of Options, Futures, and Forward Contracts..................................................... 6
     Options......................................................................................................6
     Purchasing Call Options......................................................................................7
     Covered Call Writing.........................................................................................7
     Purchasing Put Options.......................................................................................8
     Writing Put Options..........................................................................................8
     Swaps........................................................................................................9
     Forward Commitments, When-Issued Securities and Delayed Delivery Transactions................................9
     Variable and Floating Rate Instruments.......................................................................9
     Repurchase Agreements.......................................................................................10
     Reverse Repurchase Agreements...............................................................................10
     Securities Lending..........................................................................................10
     Technology Companies - Sector Focus.........................................................................10
     Securities of Other Investment Companies....................................................................11
     Foreign Securities..........................................................................................11
     Restricted Securities.......................................................................................11
     Rule 144A Securities........................................................................................11
     Illiquid Securities.........................................................................................11
     Convertible Securities......................................................................................11
     Money Market Instruments....................................................................................12
     Temporary Defensive Measures................................................................................12
     Other Investments...........................................................................................12
Investment Restrictions..........................................................................................12
Trustees and Officers............................................................................................14
Control Persons and Principal Holders of Securities..............................................................15
Investment Advisory and Other Services...........................................................................17
     Investment Advisory Agreement...............................................................................17
     Transfer Agent..............................................................................................18
     Administrator...............................................................................................19
     Accounting Services Agent...................................................................................19
     Custodian...................................................................................................19
     Underwriter.................................................................................................19
     Distribution Plan...........................................................................................20
     Independent Accountants.....................................................................................20
Portfolio Transactions and Brokerage Commissions.................................................................20
Shares of Beneficial Interest....................................................................................21
Purchases, Redemptions and Pricing of  Shares....................................................................21
Taxes............................................................................................................23
Performance Information..........................................................................................25
     Total Return Calculations...................................................................................25
     Yield of Principal Preservation Fund........................................................................26
     Yields of Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund.......27
Other Information................................................................................................28

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



                                 McMorgan FUNDS

McMorgan Funds (formerly called the McM Funds), One Bush Street, Suite 800, San Francisco, California, 94104, is an open-end, diversified management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). McMorgan Funds offers shares of beneficial interest (the "Shares") in the following series: McMorgan Principal Preservation Fund (the "Principal Preservation Fund"), McMorgan Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McMorgan Fixed Income Fund (the "Fixed Income Fund"), McMorgan Balanced Fund (the "Balanced Fund") and McMorgan Equity Investment Fund (the "Equity Investment Fund") (each a "Fund" and collectively the "Funds"). The McMorgan Intermediate Fixed Income Fund, McMorgan Fixed Income Fund, McMorgan Balanced Fund and McMorgan Equity Investment Fund offer two classes of shares:
McMorgan Funds shares and Class Z shares (referred to individually as a "class" and collectively as the "classes"). The McMorgan Principal Preservation Fund does not offer Class Z shares.

Each Fund is a separate series of McMorgan Funds, a Delaware business trust organized by a Trust Instrument dated February 3, 1994, as amended May 9, 1994. The Trustees of McMorgan Funds may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


                      INVESTMENT POLICIES AND RELATED RISKS

The following supplements the information contained in the Prospectus concerning the investment policies and related risks of the Funds. The investment practices described below, except for the discussion of portfolio loan transactions and borrowing, are not fundamental and may be changed by the Board of Trustees without the approval of shareholders.

Mortgage-Backed Securities and Mortgage Pass-Through Securities
Each Fund (except Principal Preservation Fund) may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. A Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations").

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. Government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury; while others, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.

For federal income tax purposes, other than diversification under Subchapter M, mortgage-backed securities are not considered to be separate securities but rather "grantor trusts" conveying to the holder an individual interest in each of the mortgages constituting the pool. The mortgage securities which are issued or guaranteed by GNMA, Federal Home Loan Mortgage Corporation ("FHLMC") or FNMA are called pass-through certificates ("Certificates") because a pro rata share of both regular interest and principal payments (less GNMA's, FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., the Fund). The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "Risks of Mortgage Securities").

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McMorgan Funds - Statement of Additional Information                      Page 3

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Collateralized Mortgage Obligations ("CMOs"), Real Estate Mortgage Investment
Conduits ("REMICs") and Multi-Class Pass-Throughs.
Each Fund (except Principal Preservation Fund) may also invest in certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities. Such securities may be issued or guaranteed by U.S. Government agencies or issued by certain financial institutions and other mortgage lenders. CMOs and REMICs are debt instruments issued by special purpose entities, which are secured by pools of mortgage loans or other mortgage-backed securities.

Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral allows the payment of debt service on the CMO or REMIC or scheduled distributions on the multi-class pass-through securities. CMOs, REMICs and multi-class pass-through securities (collectively CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. Government or by private organizations.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche (to be discussed in the next paragraph) and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable rate tranches, known as "floating rate CMOs," will be considered as adjustable rate mortgage securities (""RMS") by a Fund. Floating rate CMOs may be backed by fixed-rate or adjustable rate mortgages. Floating rate CMOs are typically issued with lifetime "caps" on the coupon rate. These "caps," similar to the "caps" on adjustable rate mortgages, represent a ceiling beyond which the coupon rate on a floating rate CMO may not be increased regardless of increases in the interest rate index on which the floating rate CMO is based.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which a Fund may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.


Yields on privately-issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. Government agencies. The risk of loss due to default on such instruments is higher because they are not guaranteed by the U.S. Government. McMorgan Funds will not invest in subordinated privately-issued CMOs.


Resets
The interest rates paid on the adjustable rate mortgage securities ("ARMS") and CMOs in which a Fund may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities; those derived from a calculated measure such as a cost of funds index; or moving average of mortgage rates.

Caps and Floors
The underlying mortgages which collateralize the ARMS and CMOs in which a Fund invests will frequently have caps and floors that limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

Stripped Mortgage-Backed Securities
Each Fund (except the Principal Preservation Fund) may also invest in stripped mortgage-backed securities, which are derivative multi-class mortgage securities. The stripped mortgage-backed securities in which a Fund may invest will only be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Stripped mortgage-backed securities have greater market volatility than other types of mortgage securities in which a Fund may invest.

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McMorgan Funds - Statement of Additional Information                      Page 4

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Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by the Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these IO securities even if the securities are rated in the highest rating categories, AAA or Aaa, by Standard & Poor's Ratings Group ("S&P") or Moody's Investor Services, Inc.("Moody's"), respectively.

Stripped mortgage-backed securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The U.S. Securities and Exchange Commission has indicated that it views such securities as illiquid. A Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 10% of a Fund's net assets.

Risks of Mortgage-Backed Securities
The mortgage-backed securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage-backed securities (i.e., a Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, mortgage-backed securities may be less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than or may not appreciate as much as the price of noncallable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage-backed security would likely decline to the same extent as a conventional fixed rate security.

In addition, to the extent mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income.

A Fund may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.

With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

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McMorgan Funds - Statement of Additional Information                      Page 5

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Other Mortgage-Backed Securities
McMorgan & Company LLC (the "Advisor") expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments the principal or interest payments of which may vary or the terms to maturity of which may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities. A Fund will not invest in any new types of mortgage-related securities without prior disclosure to the shareholders of the respective Fund.

Asset-Backed Securities
Asset-backed securities are securities backed by installment contracts, credit card and other receivables, or other assets of a financial character. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

The risks of asset-backed securities are similar to the risks of mortgage-backed securities. (See "Risks of Mortgage Backed Securities")

Futures Contracts and Related Options
Each Fund (except Principal Preservation Fund) may invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 20% or less of its total assets.

At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. In connection with a Fund's position in a futures contract or option thereon, a Fund will create a segregated account of liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the U.S. Securities and Exchange Commission.

Risk Factors of Options, Futures and Forward Contracts
The primary risks associated with the use of futures contracts and options are:
(i) imperfect correlation between the change in market value of the securities held by a Fund and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) the Advisor's ability to predict correctly the direction of security prices, interest rates and other economic factors.

Options
Each Fund (except Principal Preservation Fund) may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation to the extent that premiums paid on all outstanding call options do not exceed 20% of a Fund's total assets. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. Each Fund (except Principal Preservation Fund) may write covered call and secured put options. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than a direct investment in the underlying securities. A Fund may lose potential market appreciation if the Advisor's judgment is incorrect with respect to interest rates, security prices or the movement of indices.

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McMorgan Funds - Statement of Additional Information                      Page 6

A Fund may use options traded on U.S. exchanges and, to the extent permitted by law, options traded over-the-counter. A Fund will invest in such options only to the extent consistent with its 10% limit on investments in illiquid securities. A Fund will write call and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets such as cash, U.S. Government securities and other high-grade debt obligations in a segregated account with its custodian. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by McMorgan Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.


A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

Purchasing Call Options
Each Fund (except Principal Preservation Fund) may purchase call options to the extent that premiums paid by a Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss that would be characterized as short-term unless the option was held for more than one year.

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McMorgan Funds - Statement of Additional Information                      Page 7

Covered Call Writing
Each Fund (except Principal Preservation Fund) may write covered call options from time to time on such portions of their portfolios, without limit, as the Advisor determines is appropriate in seeking to obtain a Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Purchasing Put Options
Each Fund (except Principal Preservation Fund) may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if, at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed-upon price up to an agreed date. A Fund may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending upon whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

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McMorgan Funds - Statement of Additional Information                      Page 8

Writing Put Options
Each Fund (except Principal Preservation Fund) may also write put options on a secured basis, which means that a Fund will maintain, in a segregated account with its custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Advisor wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets.

Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Swaps

To help enhance the value of its portfolio or manage its exposure to different types of investments, the Balanced Fund, Intermediate Fixed Income Fund and Fixed Income Fund may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps", "floors" and "collars". The potential loss from investing in swap agreements is much greater than the amount initially invested. This would protect a Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates. A Fund will enter into interest rate swaps only on a net basis (i.e. the two payment streams will be netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by McMorgan Funds' custodian bank. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.


In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed-upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed-upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks relating to the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions Each Fund may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on this basis. No income will accrue on securities purchased on a when-issued or delayed delivery basis until the securities are delivered. Each Fund will establish a segregated account in which it will maintain cash and U.S. Government securities or other high-grade debt obligations at least equal in value to commitments for when-issued securities. Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed delivery or a forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if the Advisor deems it appropriate to do so.

A Fund may dispose of or negotiate a when-issued or forward commitment. A Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

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McMorgan Funds - Statement of Additional Information                      Page 9

When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund's custodian will maintain in a segregated account cash, U.S. Government securities or other high-grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

Variable and Floating Rate Instruments
With respect to the variable and floating rate instruments that may be acquired by Intermediate Fixed Income Fund and Fixed Income Fund, the Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

Repurchase Agreements

Each Fund may enter into repurchase agreements to earn income. A Fund may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor pursuant to guidelines established by McMorgan Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. No more than 10% of a Fund's net assets will be invested in illiquid securities, including repurchase agreements that have a maturity of longer than seven days.


The repurchase price under the repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements are considered to be collateralized loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

Each Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by Principal Preservation Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

Reverse Repurchase Agreements
Each Fund may obtain funds for temporary defensive purposes by entering into reverse repurchase agreements with banks and broker-dealers. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by that Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account consisting of cash, U.S. Government securities or other high-grade liquid debt obligations having a value at least equal to the repurchase price, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are considered borrowings by the Fund, and as such are subject to the investment limitations discussed in the section entitled "Investment Restrictions."

Securities Lending
To increase return on portfolio securities, each Fund (except Principal Preservation Fund) may lend its portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. A Fund will not lend portfolio securities in excess of one-third of the value of its respective total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

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McMorgan Funds - Statement of Additional Information                     Page 10

Technology Companies - Sector Focus
To the extent that a Fund has significant investments in one or a few sectors, it is subject to more risk than a fund that maintains broad sector diversification. The Equity Investment Fund and the equity portion of the Balanced Fund currently have, but may not always have weightings similar to the S&P 500 Index (but are not necessarily the same securities). At the present time, the technology sector represents about 30% of the S&P 500 index.

Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. In addition, the prices of technology issuers may be influenced not only by developments relating to the company, but by factors which affect the sector, even if those factors are not relevant to the company. Smaller technology companies may be sensitive to increases in interest rates, as such an increase could make it more difficult for an issuer to borrow money to expand. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and therefore the value of their securities. In addition, many internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated or that technology will rapidly change.

Securities of Other Investment Companies
Each Fund may invest in securities issued by other investment companies that invest in securities in which the Fund is permitted to invest. In addition, each Fund may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include limits to its investments in securities issued by other investment companies, so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or Funds as a whole. As a shareholder of another investment company, each Fund would bear along with other shareholders its pro rata portion of the investment company's expenses, including advisory fees. In the case of closed-end investment companies, these expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Foreign Securities

Each Fund (except Principal Preservation Fund) may invest in foreign securities only if such securities are American Depository Receipts , European Depository Receipts ("ADRs" and "EDRs"), or listed on a U.S. stock exchange. For many foreign securities, there are U.S. dollar denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. In general, there is a large, liquid market in the United States for most ADRs. Each Fund may also invest in EDRs which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security. McMorgan Funds will not invest in unsponsored ADRs and EDRs.


Investments made in foreign securities, whether made directly or indirectly, involve certain inherent risks, such as those related to changes in foreign currency exchange rates, future political and economic developments, the possible imposition of foreign withholding tax on the interest or dividend income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by a Fund.

Restricted Securities

Each Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended (the "Securities Act"), to no more than 10% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by McMorgan Funds' Board of Trustees.


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McMorgan Funds - Statement of Additional Information                     Page 11

Rule 144A Securities

Each Fund may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities", however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by McMorgan Funds' Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


Illiquid Securities
Each Fund will not invest more than 10% of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act but that may be purchased by institutional buyers pursuant to Rule 144A under the Securities Act are subject to these percentage limits (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).

Convertible Securities
Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange those securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

Money Market Instruments
Money market instruments in which a Fund may invest include, but are not limited to, the following: short-term corporate obligations, letters of credit backed by commercial paper, time deposits, variable and floating rate notes, master demand notes and bank obligations. The Principal Preservation Fund will not engage in trading securities.

Bank obligations include bankers' acceptances and negotiable certificates of deposit issued by a U.S. bank, savings bank or savings association that is a member of the Federal Reserve System or insured by the Federal Deposit Insurance Corporation. Investments in bank obligations are limited to the obligations of financial institutions having $1 billion or more in total assets at the time of purchase.


Investments by a Fund in commercial paper will consist of issues that are rated "A-1" or better by S&P or "Prime-1" by Moody's, and regarding up to 5% of the Principal Preservation Fund, commercial paper rated "A-2" by S&P or "Prime-2" by Moody's. In addition, McMorgan Funds may acquire unrated commercial paper that is determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by McMorgan Funds. Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by McMorgan Funds, McMorgan Funds may, from time to time as specified in the instrument, demand payment of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.


Time Deposits carry some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries.

Because Variable and Floating Rate Notes are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded, and there is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, if these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

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McMorgan Funds - Statement of Additional Information                     Page 12

Temporary Defensive Measures
For temporary and defensive purposes, each Fund (except Principal Preservation
Fund) may invest up to 100% of its total assets in investment grade short-term fixed income securities (including short-term U.S. government securities, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes) and repurchase agreements. Each Fund may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

Other Investments
The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to each Fund and apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

Except as set forth under "Investment Objectives" and "Investment Strategies" in the Prospectus, each Fund may not:

     (1) As to 75% of its total assets, purchase the securities of any one issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities), if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

     (2) Purchase or sell real estate (but this restriction shall not prevent a Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

     (3) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

     (4)   Make investments in securities for the purpose of exercising control;

     (5) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

     (6) Sell securities short or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

     (7) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

     (8) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

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McMorgan Funds - Statement of Additional Information                     Page 13

     (9) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

     (10) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act;

     (11) Invest in puts, calls, straddles or combinations thereof except to the extent otherwise disclosed in the Prospectus; and

     (12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.



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McMorgan Funds - Statement of Additional Information                     Page 14

                              TRUSTEES AND OFFICERS


McMorgan Funds has a Board of Trustees that establishes each Fund's policies and supervises and reviews the management of each Fund. The officers of McMorgan Funds and the Advisor administer the day-to-day operations of the Funds pursuant to the terms of the Investment Advisory Agreement with each Fund.

Information pertaining to the Trustees and executive officers of McMorgan Funds is set forth below.

                                                                           Aggregate
                                                     Principal          Compensation From       Total Compensation
                                  Position(s)      Occupation(s)        Trust To Date for      From Trust and Fund
       Name, Address              Held with         During Past         Fiscal Year Ended          Complex Paid
     and Date of Birth            Registrant         Five Years           June 30, 2001             to Trustees
------------------------------    -----------   -------------------     -----------------      -------------------

Terry A. O'Toole, CPA*  7-9-47    Chairman      President and CEO,              N/A                     N/A
McMorgan & Company                and           McMorgan &
One Bush Street, Suite 800        President     Company LLC
San Francisco, CA  94104

Kenneth I. Rosenblum   4-27-41    Trustee       Independent                   $12,250                 $12,250
1299 Ocean Avenue                               Consultant
Suite 333
Santa Monica, CA  90401


Walter B. Rose          5-8-46    Trustee       President, Venture            $12,250                 $12,250
Venture Consulting Corp.                        Consulting Corp.
355 South Grand Avenue                          (1998-Present);
Suite 4295                                      prior thereto,
Los Angeles, CA  90071                          President, McBain,
                                                Rose Partners

S.D. Sicotte           2-22-31    Trustee       Retired; prior                $12,250                 $12,250
2047 Byron  Street                              thereto Chairman
Palo Alto, CA 94301                             and Chief
                                                Executive Officer,
                                                Hemming Morse, Inc.

Deane A. Nelson, CFA*   8-1-46    Vice          Vice President,                   N/A                     N/A
McMorgan & Company                President     McMorgan &
One Bush Street, Suite 800        and           Company LLC
San Francisco, CA  94104          Secretary


Robert M. Hirsch *    12-11-53    Compliance    General Counsel,                  N/A                     N/A
McMorgan & Company                Officer       McMorgan &
One Bush Street, Suite 800                      Company LLC; prior
San Francisco, CA  94104                        thereto Partner, Van
                                                Bourg, Weinberg,
                                                Roger & Rosenfeld.

Mark R. Taylor*          12/22/58 Treasurer     Treasurer,                        N/A.                    N/A
McMorgan & Company                              McMorgan &
One Bush Street, Suite 800                      Company LLC
San Francisco, CA  94104


* These Trustees and officers are considered "interested persons" of McMorgan Funds as defined under the 1940 Act.


The non-interested Trustees of McMorgan Funds each receive a fee of $9,000 per year, plus $1,000 per meeting and expenses for each meeting of the Board of Trustees they attend. No officer or employee of McMorgan & Company LLC receives any compensation from McMorgan Funds for acting as a Trustee of McMorgan Funds. The officers of the Trust receive no compensation directly from McMorgan Funds for performing the duties of their offices.


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McMorgan Funds - Statement of Additional Information                     Page 15

Code of Ethics

The Trust and the Advisor have adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. Each Code of Ethics permits personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. Without prior approval from the designated compliance officer, the officers, directors or trustees and advisory personnel of the Trust and advisor with substantial responsibility or with knowledge of the investments made by the advisor on behalf of its clients, including the McMorgan Funds, are prohibited from purchasing or selling any security which he or she knows:


         (i) is being considered for purchase or sale by the advisor for a client;

         (ii)     is being purchased or sold by the advisor for a client; or

         (iii) is the subject of non-public material information relating to the security and known to that person.

Moreover, portfolio managers and trading personnel of the Advisor are prohibited from engaging in any transaction for their own account that involves a limited opportunity from which a client could otherwise benefit. All access persons must obtain prior approval of any personal securities transaction involving an initial public offering or limited offering (private placement). All Access Persons who are registered representatives must obtain prior approval of any personal securities transactions.


Independent Trustees of the McMorgan Funds are not subject to the pre-clearance provisions of the Trust's Code if they have no knowledge of a Fund's intended investments.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of September 5, 2001, the Trustees and officers of the Trust, individually and as a group, owned beneficially less than 1% of the outstanding shares of the McMorgan Fund shares of the McMorgan Principal Preservation Fund, McMorgan Intermediate Fixed Income Fund and McMorgan Balanced Fund. The Trustees and officers of the Trust, individually and as a group, owned beneficially 2% of the McMorgan Fixed Income Fund and the McMorgan Equity Investment Fund and 1% of the Trust.

As of September 5, 2001, no person owned beneficially or of record 5% or more of the Trust. As of September 5, 2001, the following persons owned beneficially more than 5% of the outstanding voting shares of the McMorgan Funds class of the following series:

McMorgan Principal Preservation Fund -

    Name & Address of Beneficial Owners                           Percentage
    -----------------------------------                           ----------
    Cement Masons Vacation and Holiday Fund                            9.76%
    Suisun, CA

    Operating Engineers Participating EMP PRE                          8.17%
    APP APP & Journeyman Action Training Fund

    Sheet Metal Workers Local 104                                      7.00%
    San Francisco, CA


McMorgan Intermediate Fixed Income Fund -


    Name & Address of Beneficial Owners                           Percentage
    -----------------------------------                           ----------
    Cement Masons Health & Welfare Trust Fund                          8.84%
    Suisun, CA

    Sheet Metal Workers Local 104                                      8.42%
    San Francisco, CA

    Stationary Engineers Local 39                                      5.21%
    New York, NY

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McMorgan Funds - Statement of Additional Information                     Page 16

McMorgan Fixed Income Fund -


    Name & Address of Beneficial Owners                           Percentage
    -----------------------------------                           ----------
    Industrial Carpenters & Precast Industry Pension Fund*            34.27%
    Oakland, Ca

    USW Education and Scholarship Fund                                 8.78%
    Cleveland, OH


McMorgan Balanced Fund -


    Name & Address of Beneficial Owners                           Percentage
    -----------------------------------                           ----------
    UA Local 290 Plumber, Steamfitter & Shipfitter Retiree            13.05%
    Health Trust, Portland, OR

    UA Local 38 Pipe Trades Defined Contribution Plan                 10.82%
    San Francisco, CA

    Wendel & Co. Acct# 831428                                          7.08%
    New York, NY

    UA Local 290 Plumber, Steamfitter & Shipfitter 401(k) Plan         7.02%
    San Diego, CA

    Plumbers & Pipefitters Local Union No. 286                         6.16%
    Goodlettsville, TN

    IBEW Local 38                                                      5.72%
    Portland, OR


McMorgan Equity Investment Fund -


    Name & Address of Beneficial Owners                           Percentage
    -----------------------------------                           ----------
    Operating Engineers Health & Welfare Trust Fund                   13.35%
    New York, NY

    BAC Local 3 Pension Plan                                           5.24%
    San Diego, CA


* Pursuant to the definitions set forth in the 1940 Act, as of September 5, 2001, these persons are deemed "control persons" by nature of their significant holdings in the respective Fund. This does not mean, however, that these persons manage the affairs of McMorgan Funds. The Advisor maintains sole responsibility over the affairs of McMorgan Funds pursuant to its Investment Advisory Agreement with McMorgan Funds.


--------------------------------------------------------------------------------
McMorgan Funds - Statement of Additional Information                     Page 17

As of September 5, 2001, the following persons owned beneficially more than 5% of the outstanding voting shares of the Z class of the following series:


McMorgan Intermediate Fixed Income Fund - Class Z


    Name & Address of Beneficial Owners                           Percentage
    -----------------------------------                           ----------
    UA Local 393 Defined Contribution Plan                              100%
    Phoenix, AZ



McMorgan Fixed Income Fund - Class Z


    Name & Address of Beneficial Owners                           Percentage
    -----------------------------------                           ----------
    Local 104 Supplemental Pension Plan                               46.63%
    Phoenix, AZ

    Pipe Trades 36                                                    19.61%
    Phoenix, AZ

    Local 104 Supplemental Pension Plan IGA                           14.88%
    Phoenix, AZ


McMorgan Balanced Fund - Class Z


    Name & Address of Beneficial Owners                           Percentage
    -----------------------------------                           ----------
    IBEW Local 332 Pension Plan                                       52.52%
    Concord, CA

    Local 104 Supplemental Pension Plan                               17.81%
    Phoenix, AZ

    Pipe Trades 36                                                    15.07%
    Phoenix, AZ

    UA Local 393 Defined Contribution Plan                            14.60%
    Phoenix, AZ


McMorgan Equity Investment Fund - Class Z


    Name & Address of Beneficial Owners                           Percentage
    -----------------------------------                           ----------
    UA Local 393 Defined Contribution Plan                            39.57%
    Phoenix, AZ

    Local 104 Supplemental Pension Plan                               36.38%
    Phoenix, AZ

    Pipe Trades 36                                                    20.75%
    Phoenix, AZ

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreement. Each Fund has entered into an investment advisory agreement with McMorgan & Company LLC(the "Advisor"), a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, One Bush Street, Suite 800, San Francisco, CA 94104. For providing investment advisory services, each Fund pays McMorgan & Company LLC a monthly fee at the following annual rates based on each Fund's average daily net assets before any fee waiver as follows: Principal Preservation Fund - 0.25%, Intermediate Fixed Income Fund - 0.35%, Fixed Income Fund - 0.35%, Balanced Fund - 0.45%, Equity Investment Fund - 0.50%. The Advisor has voluntarily undertaken to reduce some or all of its management fee to keep total annual operating expenses at or below the following percentages of each Fund's McMorgan Funds Class average net assets: Principal Preservation Fund (0.30%), Intermediate Fixed Income Fund (0.50%), Fixed Income Fund (0.50%), Balanced Fund (0.60%), Equity Investment Fund (0.75%). While the Advisor has not undertaken to limit the total annual operating expenses of the Class Z shares, the advisory fee waiver would also apply to these shares. Such fee waivers and expense reimbursements may be terminated at any time at the discretion of the Advisor. Any fee reductions or expense reimbursements made by the Advisor are subject to reimbursement by the appropriate Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

--------------------------------------------------------------------------------
McMorgan Funds - Statement of Additional Information                     Page 18

New York Life Insurance Company, located in New York, New York, is deemed a control person of the Advisor by reason of its ownership of New York Life Investment Management Holdings LLC, which wholly owns the Advisor.

Under an advisory agreement on behalf of each Fund (the "Advisory Agreements"), the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by McMorgan Funds or a Fund in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Advisory Agreements are terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to McMorgan Funds. The Advisory Agreements terminate automatically in the event of their assignment.


For the fiscal years ended June 30, 2001, 2000, and 1999 McMorgan & Company (the Advisor's predecessor) was paid advisory fees and expense recoveries after expense reimbursements and fee waivers as follows:


                                       Year Ended                   Year Ended                  Year Ended
           Series                     June 30, 2001               June 30, 2000                June 30, 1999
           ------                     -------------               -------------                -------------
McMorgan Principal                     $   63,544                   $   29,694                   $   0.00
Preservation Fund

McMorgan Intermediate                  $  656,509                   $  533,604                   $452,932
Fixed Income Fund

McMorgan Fixed Income Fund             $    7,424                   $   23,311                   $   0.00

McMorgan Balanced Fund                 $  712,590                   $  674,848                   $481,329

McMorgan Equity                        $1,270,983                   $1,192,631                   $977,550
Investment Fund

General expenses of McMorgan Funds (such as costs of maintaining corporate existence, legal fees, insurance, etc.) will be allocated among the Funds in proportion to their relative net assets. Expenses that relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund. Expenses that relate exclusively to a particular class of shares will be borne directly by that class.


For the fiscal years ended June 30, 2001, 2000, and 1999, McMorgan & Company (the Advisor's predecessor) reimbursed the Funds for certain recoverable expenses as follows:

                                       Year Ended                   Year Ended                  Year Ended
           Series                     June 30, 2001               June 30, 2000                June 30, 1999
           ------                     -------------               -------------                -------------

  McMorgan Principal

  Preservation Fund                     $185,325                     $148,962                    $156, 860


  McMorgan Intermediate

  Fixed Income Fund                     $  5,578                     $  26,886                   $  27,773


  McMorgan Fixed Income Fund            $ 81,335                     $  69,988                   $ 108,967

  McMorgan Balanced Fund                $ 85,602                     $  67,866                   $  50,527

  McMorgan Equity Investment

  Fund                                  $  1,339                     $    0.00                   $    0.00

--------------------------------------------------------------------------------
McMorgan Funds - Statement of Additional Information                     Page 19

Transfer Agent. NYLIM Service Company LLC, which has its principal business address at 169 Lackawanna Avenue, Parsippany, NJ 07054, provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, NYLIM Service Company LLC maintains records pertaining to the sale and redemption of Fund shares and will distribute each Fund's cash dividends to shareholders. NYLIM Service Company is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC.

Administrator. New York Life Investment Management LLC serves as the administrator for the Funds. The services include the day-to-day administration of matters necessary to the Funds' operations, maintenance of records and books, preparation of reports, and compliance monitoring. For providing administrative services to the Funds, New York Life Investment Management LLC receives from each Fund a basic fee, computed daily and paid monthly. New York Life Investment Management LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC.


McMorgan Funds paid the following administration fees to the prior administrator for the fiscal years ended June 30, 2001, 2000 and 1999:

                                       Fiscal Year           Fiscal Year             Fiscal Year
           Series                       End 2001              End 2000                End 1999
           ------                     -------------         -------------           -------------
           Principal Preservation
           Fund                          $ 45,793              $ 38,502                $53,963

           Intermediate Fixed
           Income Fund                   $ 88,388              $ 94,208                $53,391

           Fixed Income Fund             $ 11,463              $ 12,292                $53,871

           Balanced Fund                 $ 87,617              $ 95,523                $54,540

           Equity Investment Fund        $130,428              $135,138                $55,958

Accounting Services Agent. New York Life Investment Management LLC also serves as the accounting agent for the Funds and maintains the accounting books and records of the Funds, calculates each Fund's net asset value in accordance with the provisions of that Fund's current Prospectus and prepares for Fund approval and use various government reports, tax returns, and proxy materials. For providing accounting services to the Funds, New York Life Investment Management LLC receives from each Fund an annual fee, computed daily and paid monthly. New York Life Investment Management LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC.

Custodian. The Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the Funds' assets pursuant to a custodian agreement. Under the custodian agreement, The Bank of New York (i) maintains a separate account or accounts in the name of the Funds (ii) holds and transfers portfolio securities on account of the Funds, (iii) accepts receipts and make disbursements of money on behalf of the Funds, (iv) collects and receives all income and other payments and distributions on account of the Funds' securities and (v) makes periodic reports to the Trustees concerning the Funds' operations. For these services, New York charges an asset-based fee and certain transaction fees.

Underwriter
NYLIFE Distributors, Inc. 169 Lackawanna Avenue, Parsippany, NJ 07054, serves as underwriter pursuant to an underwriting agreement for the limited purpose of acting as underwriter to facilitate the registration of shares of each Fund under state securities laws and to assist in the sale of shares. The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

--------------------------------------------------------------------------------
McMorgan Funds - Statement of Additional Information                     Page 20

NYLIFE Distributors, Inc. has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Trust shall from time to time identify to NYLIFE Distributors, Inc. as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Trust.

NYLIFE Distributors, Inc is a broker-dealer registered with the U.S. Securities and Exchange Commission and a member in good standing of the National Association of Securities Dealers, Inc.

NYLIFE Distributors, Inc. is an affiliated person of the Advisor by reason of both companies being direct or indirect wholly-owned subsidiaries of New York Life Insurance Company.


Distribution Plan. The Trust has adopted a distribution plan on behalf of the Class Z shares of the McMorgan Intermediate Fixed Income Fund, McMorgan Fixed Income Fund, McMorgan Balanced Fund and McMorgan Equity Investment Fund (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits each Fund to pay certain expenses associated with the distribution and servicing of its shares. The Plan provides that the applicable Fund will reimburse NYLIFE Distributors, Inc. or a third party administrator for actual distribution and shareholder servicing expenses incurred not exceeding, on an annual basis, 0.25% of each Fund's average daily net assets.


In adopting the Plan, the Board of Trustees considered the likelihood that the Plan is designed to benefit each Fund and its shareholders by strengthening the system for distributing the Fund's shares and thereby increasing sales and reducing redemptions. The Trustees adopted the Plan because of its anticipated benefits to the Funds. These anticipated benefits include: increased promotion and distribution of the Funds' shares, an enhancement in each Fund's ability to maintain accounts and improve asset retention, increased stability of net assets for the Funds, increased stability in each Fund's positions, and greater flexibility in achieving investment objectives. The costs of any joint distribution activities among the Funds will be allocated among the Funds in proportion to their net assets. The Board of Trustees concluded that there was a reasonable liklihood that each of the applicable Funds and their shareholders would benefit from the adoption of the Plan.

The Plan is subject to annual approval by the Trustees and is terminable at any time by vote of the Trustees or by vote of a majority of the shares of the applicable class or Fund. Pursuant to the Plan, a new Trustee who is not an interested person (as defined in the 1940 Act) must be nominated by existing Trustees who are not interested persons.

If the Plan is terminated (or not renewed) with respect to any one or more classes or Funds, the Plan may continue in effect with respect to a class or fund as to which it has not been terminated (or has been renewed). Although there is no obligation for the Trust to pay expenses incurred by the Underwriter in excess of those paid to the Underwriter under a Plan, if the Plan is terminated, the Board will consider how to treat such expenses. Any expenses incurred by the Distributor but not yet recovered through distribution fees could be recovered through future distribution fees.

Because amounts paid pursuant to the Plan are paid to the Underwriter, the Underwriter and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plan. None of the Trustees has a financial interest in the operation of the Plan. For the fiscal year ended June 30, 2001, the Class Z shares of the Fixed Income Fund, the Balanced Fund and the Equity Investment Fund paid $1,009, $4,184, and $7,765 respectively in 12b-1 fees to PFPC Distributors, Inc., the Funds' prior underwriter.

All payments made pursuant to the Plan are made for the purpose of selling shares issued by the applicable Funds.

Independent Accountants
The accounting firm of Tait, Weller & Baker, Eight Penn Center Plaza, Suite 800, Philadelphia, PA 19103, has been designated as independent accountant for each Fund. Tait, Weller & Baker performs annual audits of each Fund and is periodically called upon to provide accounting and tax advice.


--------------------------------------------------------------------------------
McMorgan Funds - Statement of Additional Information                     Page 21

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Advisor is responsible for decisions to buy and sell securities for each Fund and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed income securities in which a Fund invests are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. The Advisor is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to each Fund. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting and monitoring broker-dealers and negotiating commissions, the Advisor considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition.


The Advisor effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by dealers through whom McMorgan Funds effect securities transactions may be used by the Advisor in servicing all of its accounts; not all such services may be used in connection with McMorgan Funds. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each of the accounts (including each Fund). The Advisor will attempt to allocate equitably portfolio transactions among each Fund and others whenever concurrent decisions are made to purchase or sell securities by a Fund and other accounts. In making such allocations between McMorgan Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to McMorgan Funds and the others. In some cases, this procedure could have an adverse effect on McMorgan Funds. In the opinion of the Advisor, however, the results of such procedures will, on the whole, be in the best interests of each of the clients.

McMorgan Funds paid the following aggregate brokerage commissions for the fiscal years ended June 30, 2001, 2000 and 1999:

                                       Fiscal Year           Fiscal Year             Fiscal Year
           Series                       End 2001              End 2000                End 1999
           ------                     -------------         -------------           -------------
          McMorgan Balanced Fund         $ 47,003              $ 30,957                $29,250

          McMorgan Equity
          Investment Fund                $ 89,567              $ 77,806                $58,757



     The McMorgan Principal Preservation Fund, McMorgan Intermediate Fixed Income Fund and the McMorgan Fixed Income Fund paid no brokerage commissions during the three preceding fiscal years.


                          SHARES OF BENEFICAL INTEREST

Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and non-assessable. In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of a Fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Trust Instrument, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.


Unless otherwise required by the 1940 Act or the Trust Instrument, McMorgan Funds has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares. At any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.


Under Delaware law, shareholders of a Delaware business trust are protected from liability for acts or obligations of the Trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the Trust Instrument expressly provides that the Trust has been organized under Delaware law and that the Trust Instrument will be governed by Delaware law. It is possible that the Trust might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust's shareholders could be subject to personal liability. The Trust Instrument provides for the indemnification of any shareholders held personally liable for any obligations of the Trust or a Fund.

--------------------------------------------------------------------------------
McMorgan Funds - Statement of Additional Information                     Page 22

                   PURCHASES, REDEMPTONS AND PRICING OF SHARES

Purchase of Shares

Shares of McMorgan Principal Preservation Fund, McMorgan Intermediate Fixed Income Fund, McMorgan Fixed Income Fund, McMorgan Balanced Fund and McMorgan Balanced Fund offer one class of shares with no sales charge or Rule 12b-1 fees. McMorgan Intermediate Fixed Income Fund, McMorgan Fixed Income Fund, McMorgan Balanced Fund and McMorgan Equity Investment Fund also offer -Class Z shares which have no sales charge, but are subject to a 0.25% Rule 12b-1 distribution and servicing fee.


Net Asset Value
The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE; provided that, for the Principal Preservation Fund, it is also not a national bank holiday. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

Fixed income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the price as determined by the appropriate clearing corporation.

All securities held in the portfolio of the Principal Preservation Fund, and debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Transfer of Securities

At the discretion of McMorgan Funds, investors may be permitted to purchase a Fund's shares by transferring securities to the Fund that meet the Fund's investment objectives and policies. Securities transferred to a Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such acceptance. Shares issued by a Fund in exchange for securities will be issued at the net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on such transfer and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investor's basis therein. Securities will not be accepted in exchange for shares of a Fund unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund's portfolio and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the Securities Act; and (3) the value of any such security (except U.S. Government securities), being exchanged, together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net assets immediately after the transaction.


--------------------------------------------------------------------------------
McMorgan Funds - Statement of Additional Information                     Page 23

Redemptions

Pursuant to McMorgan Funds' Trust Instrument, payment for shares redeemed may be made either in cash or in kind, or partly in cash and partly in-kind. However, McMorgan Funds has elected, pursuant to Rule 18f-1 under the 1940 Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of each Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. If a shareholder has requested redemption of all or a part of the shareholder's investment, and the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

McMorgan Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the U.S. Securities and Exchange Commission has by order permitted such suspension; (3) an emergency, as defined by rules of the U.S. Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of a Fund not reasonably practicable.


                                      TAXES
Distributions and Taxes

2001 Tax Act. On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (the "Tax Act"). The Tax Act includes provisions that significantly reduce individual income tax rates, provide for marriage penalty relief, eliminate current phase-outs of the standard deduction and personal exemptions, provide for additional savings incentives for individuals (generally by increasing the maximum annual contribution limits applicable to retirement and education savings programs), and provide for limited estate, gift and generation-skipping tax relief. While these provisions have an important tax impact on individual investors in the Fund, their impact on the Fund itself are limited (as is discussed in the paragraphs to follow).

Multi-class Funds. Each Multiple-class Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.

Distributions of Net Investment Income. Each Fund receives income generally in the form of dividends and/or interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends a Fund pays are taxable to you as ordinary income.

Distributions of Capital Gains
Capital gain distributions. Each Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gain, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by the Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Taxation of Five Year Gains
Shareholders in the 10 and 15% federal brackets. If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from a Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five year gains qualifying for this reduced tax rate.

Shareholders in higher federal brackets. If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% brackets when these brackets are fully phased-in in the year 2006), capital gain distributions are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any distributions from a Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

--------------------------------------------------------------------------------
McMorgan Funds - Statement of Additional Information                     Page 24

Investments in foreign securities.
A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.

A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies ("PFICs"). When investing in PFIC securities, each Fund intends to mark to market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities.

Information on the amount and tax character of distributions. Each Fund will inform you of the amount of your dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

Election to be taxed as a regulated investment company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Code requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts of these categories of income or gain from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemptions of Fund shares
Redemptions. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

Taxation of Five Year Gains
Shareholders in the 10 and 15% federal brackets. If you are in the 10 or 15% individual income tax bracket, gains from the redemption of your Fund shares are generally subject to a maximum rate of tax of 10%. However, if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

--------------------------------------------------------------------------------
McMorgan Funds - Statement of Additional Information                     Page 25

Shareholders in Higher Federal Brackets. If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in), any gains from the redemption of your Fund shares are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any gains from the redemption of Fund shares purchased after January 1, 2001, and held for more than five years will be subject to a maximum rate of tax of 18%. You may, however, elect to mark your Fund shares to market as of January 2, 2001. If you make this election, any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, beginning in 2006. However, in making the election, you are required to pay a tax on any appreciation in the value of your Fund shares as of January 2, 2001, and to restart your holding period in the shares as of that date. The election does not apply to Fund shares redeemed on or before January 2, 2002.

Redemptions at a Loss within Six Months of Purchase. Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

Wash Sales. All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities. The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations. For corporate shareholders in certain Funds, it is anticipated that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay. The dividends-received deduction is available only with respect to dividends designated by the Fund as qualifying for this treatment. Qualifying dividends generally are limited to dividends of domestic corporations. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

Investment in Complex Securities
A Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on its these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you.

A Fund may invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold. These rules could affect the amount, timing and/or tax character of income distributed to you by the Fund.

A Fund may invest in complex securities that could affect whether gains and losses it recognizes are treated as ordinary income or capital gains, or could affect the amount, timing and/or tax character of income distributed to you. For example, if the Fund is permitted to invest in options or futures contracts, it could be required to mark to market these contracts at its fiscal year end. Under these rules, gains or losses on these contracts would be treated as 60% long-term and 40% short-term capital gains or losses. In determining its net income for excise tax purposes, the Fund would also be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gain.

A Fund's investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes.

--------------------------------------------------------------------------------
McMorgan Funds - Statement of Additional Information                     Page 26

                             PERFORMANCE INFORMATION
General

From time to time, McMorgan Funds may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. McMorgan Funds may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.


From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Total Return Calculations
Each Fund that computes its average annual total returns does so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                 Average Annual Total Return = [ (ERV)1/n - 1 ]
                                                  ---
                                                   P

         Where:  ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                 P   = hypothetical initial payment of $1,000.

                 n   = period covered by the computation, expressed in terms
                       of years.

Each Fund that computes its aggregate total returns does so by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                 Aggregate Total Return =  [ (ERV) - 1 ]
                                              ---
                                               P

         Where:  ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                 P   = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Based upon the foregoing calculations, the average annual total return for the Principal Preservation Fund for the one year period ended June 30, 2001 and the period July 13, 1994 (commencement of operations) through June 30, 2001 was 5.88% and 5.38%, respectively. The average annual total returns for the one year period ended June 30, 2001 and for the period July 14, 1994 (commencement of operations) through June 30, 2001 were as follows: Intermediate Fixed Income Fund 11.37% and 6.82%; Fixed Income Fund 11.38% and 7.31%; Balanced Fund (2.84%) and 13.19%; and Equity Investment Fund (12.44%) and 16.62%, respectively.

--------------------------------------------------------------------------------
McMorgan Funds - Statement of Additional Information                     Page 27

Since performance will fluctuate, performance data for a Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Yield of Principal Preservation Fund
The yield of the Principal Preservation Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield"), which assumes that net income is reinvested in shares of the Fund at the same rate as net income is earned for the base period.

The yield and effective yield of Principal Preservation Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above. For the seven-day period ended June 30, 2001, the Principal Preservation Fund had a yield of 4.18% and an effective yield of 4.27%.

Yields of Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund
The yield of each of these Funds is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                                     6
                           YIELD =  2  [ ( a - b  + 1) - 1 ]
                                           -----
                                            cd

     Where:

           a    =    dividends and interest earned during the period.

           b    =    expenses accrued for the period (net of reimbursements).

           c    =    the average daily number of shares outstanding during the
                     period that were entitled to receive dividends.

           d    =    maximum offering price per share on the last day of
                     the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days, and that the maturity date is the date on which the obligation reasonably may be expected to be called or, if none, the stated maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

--------------------------------------------------------------------------------
McMorgan Funds - Statement of Additional Information                     Page 28

Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

The interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs") (i) gain or loss attributable to actual monthly paydowns are accounted for as an increase or decrease to interest income during the period and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.

--------------------------------------------------------------------------------
McMorgan Funds - Statement of Additional Information                     Page 29

                                OTHER INFORMATION

Reports to Shareholders. Shareholders will receive unaudited semi-annual reports describing McMorgan Funds' investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding McMorgan Funds may be directed to the Advisor at (800) 788-9485.

Audited Financial Statements. McMorgan Funds' financial statements, including the notes thereto, dated as of June 30, 2001, which have been audited by Tait, Weller & Baker, are incorporated by reference from the Funds' 2001 Annual Report to Shareholders.


--------------------------------------------------------------------------------
McMorgan Funds - Statement of Additional Information                     Page 30

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although McMorgan & Company LLC considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S RATINGS SERVICES

------------------------------------------------------- -----------------------------------------------------
Bond Rating                                             Explanation
------------------------------------------------------- -----------------------------------------------------
Investment Grade
------------------------------------------------------- -----------------------------------------------------
AAA                                                     Highest rating; extremely strong capacity to pay
                                                        principal and interest
------------------------------------------------------- -----------------------------------------------------
AA                                                      High quality; very strong capacity to pay principal
                                                        and interest
------------------------------------------------------- -----------------------------------------------------
A                                                       Strong capacity to pay principal and interest;
                                                        somewhat more susceptible to the adverse effects of
                                                        changing circumstances and economic conditions.
------------------------------------------------------- -----------------------------------------------------
BBB                                                     Adequate capacity to pay principal and interest;
                                                        normally exhibit adequate protection parameters, but
                                                        adverse economic conditions or changing circumstances
                                                        more likely to lead to a weakened capacity to pay
                                                        principal and interest than for higher rated bonds.
------------------------------------------------------- -----------------------------------------------------
Non-Investment Grade
------------------------------------------------------- -----------------------------------------------------
BB, B, CCC, CC, C                                       Predominantly speculative with respect to the
                                                        issuer's capacity to meet required interest and
                                                        principal payments.
                                                        BB - lowest degree of speculation; C - the highest
                                                        degree of speculation.  Quality and protective
                                                        characteristics outweighed by large uncertainties
                                                        or major risk exposure to adverse conditions.
------------------------------------------------------- -----------------------------------------------------
D                                                       In default.
------------------------------------------------------- -----------------------------------------------------


MOODY'S INVESTORS SERVICE, INC.

------------------------------------------------------- -----------------------------------------------------
Bond Rating                                             Explanation
------------------------------------------------------- -----------------------------------------------------
Investment Grade
------------------------------------------------------- -----------------------------------------------------
Aaa                                                     Highest quality, smallest degree of investment risk.
------------------------------------------------------- -----------------------------------------------------
Aa                                                      High quality; together with Aaa bonds, they compose
                                                        the high-grade bond group.
------------------------------------------------------- -----------------------------------------------------
A                                                       Upper-medium grade obligations; many favorable
                                                        investment attributes.
------------------------------------------------------- -----------------------------------------------------
Baa                                                     Medium-grade obligations; neither highly protected nor
                                                        poorly secured. Interest and principal appear adequate
                                                        for the present but certain protective elements may be
                                                        lacking or may be unreliable over any great length of
                                                        time.
------------------------------------------------------- -----------------------------------------------------
Non-Investment Grade
------------------------------------------------------- -----------------------------------------------------
Ba                                                      More uncertain, with speculative elements. Protection
                                                        of interest and principal payments not well
                                                        safeguarded during good and bad times.
------------------------------------------------------- -----------------------------------------------------

--------------------------------------------------------------------------------
McMorgan Funds - Statement of Additional Information                     Page 31

MOODY'S INVESTORS SERVICE, INC.

------------------------------------------------------- -----------------------------------------------------
Bond Rating                                             Explanation
------------------------------------------------------- -----------------------------------------------------
Non-Investment Grade
------------------------------------------------------- -----------------------------------------------------
B                                                       Lack characteristics of desirable investment;
                                                        potentially low assurance of timely interest and
                                                        principal payments or maintenance of other contract
                                                        terms over time.
------------------------------------------------------- -----------------------------------------------------
Caa                                                     Poor standing, may be in default; elements of danger
                                                        with respect to principal or interest payments.
------------------------------------------------------- -----------------------------------------------------
Ca                                                      Speculative in a high degree; could be in default or
                                                        have other marked shortcomings.
------------------------------------------------------- -----------------------------------------------------
C                                                       Lowest-rated; extremely poor prospects of ever
                                                        attaining investment standing.
------------------------------------------------------- -----------------------------------------------------

Unrated securities will be treated as noninvestment grade securities unless a portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.



--------------------------------------------------------------------------------
McMorgan Funds - Statement of Additional Information                     Page 32

                                    MCM FUNDS
                                    FORM N-1A

Part C.  Other Information

Item 23.       Exhibits.

                  (a) Copies of Charter -- Amended Trust Instrument dated May 9, 1994 is incorporated by reference to Exhibit No. (1) of Post-Effective No. 3.

                  (b) Copies of existing By-Laws --By-laws are incorporated by reference to Exhibit No. (2) of Post-Effective No. 3.

                  (c) Copies of all instruments defining the rights of holders of the securities -- Not Applicable. Registrant proposes to maintain investments as non-certificated book entry shares.

                  (d)   Copies of all investment advisory contracts.


                           (1) Investment Advisory contracts between the Registrant and McMorgan & Company, LLC for the McMorgan Principal Preservation Fund, the McMorgan Fixed Income Fund, the McMorgan Intermediate Fixed Income Fund, McMorgan Balanced Fund and the McMorgan Equity Investment Fund are - incorporated by reference to Exhibit No. (d) (1) of Post-Effective No. 12.

                  (e) Copies of each underwriting or distribution contract -- Underwriting Agreement among Registrant, and NYLIFE Distributors Inc. dated January 2, 2002 is filed herewith.

                  (f) Copies of all bonus, profit sharing, pension or other similar contracts -- Not Applicable.

                  (g) Copies of all custodian agreements -- Custodian Agreement between Registrant and Bank of New York dated November 9, 2001 is filed herewith.

                  (h) Copies of all other material contracts not made in the ordinary course of business which are to be performed.

                        (1) Administration and Accounting Services Agreement between the Registrant and New York Life Investment Management LLC is filed herewith.

                        (2) Transfer Agency Services Agreement between the Registrant and NYLIM Service Company LLC is filed herewith.

                  (i) Opinion and Consent of Counsel as to the legality of the securities to be issued is incorporated by reference to Exhibit No. 23(i) of Post-Effective No. 11.

                  (j) Copies of any other opinions, appraisals or rulings -- Consent of Independent Auditors - incorporated by reference to Exhibit No. (j) of the Post-Effective
                        No. 12.

                  (k) All financial statements omitted from Item 23. -- Not Applicable.

                  (l) Copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant is incorporated by reference to Exhibit No. (13) of Post-Effective No. 3.

                  (m) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 is incorporated by reference to Exhibit No. 23(m) of Post-Effective No. 11.

                  (n)   Financial Data Schedules - not applicable.

                  (o) Rule 18f-3 Plan -- incorporated by reference to Exhibit No. 23(o) of Post-Effective No. 11.

                  (p)   Code of Ethics

                        (1) Code of Ethics of the Registrant - incorporated by reference to Exhibit No. 23(p)(1) of Post-Effective No. 11

                        (2) Code of Ethics of the Advisor, McMorgan and Company LLC - incorporated by reference to Exhibit
                             No. 23(p)(2) of Post-Effective  No. 11


                  (q) Power of Attorney-- dated January 18, 2002 is filed herewith.


Item 24.       Persons Controlled by or under Common Control with Registrant.


                  The following chart indicates the persons controlled by New York Life. Ownership is 100% unless otherwise indicated. Subsidiaries of other subsidiaries are indicated accordingly.

Name of Organization (Jurisdiction)(1)

       MainStay VP Series Fund, Inc.(2) (Maryland)
       The MainStay Funds (2) (Massachusetts)
       Eclipse Funds(2) (Massachusetts)
       New York Life Investment Management Institutional Funds(2) (Delaware) Eclipse Funds Inc.(2) (Maryland)

New York Life Investment Management Holdings LLC (Delaware)
       MacKay Shields LLC (Delaware)
                MacKay-Shields Domestic General Partner, L.L.C. (Delaware) MacKay Shields General Partner (L/S) LLC (Delaware)
       Madison Capital Funding LLC (Delaware)
       McMorgan & Company LLC (Delaware)
       NYLCAP Manager LLC (Delaware)
                New York Life Capital Partners, L.L.C. (Delaware)
                New York Life Capital Partners II, L.L.C. (Delaware)
       NYLIM Service Company LLC (Delaware)
       New York Life Investment Management LLC (Delaware)
                New York Life Investment Management (U.K.) Limited
                (United Kingdom)
       New York Life Benefit Services LLC (Delaware)
       NYLIFE Distributors Inc. (Delaware)

New York Life Insurance and Annuity Corporation (Delaware)

New York Life International, Inc. (Delaware)
       HSBC Salud (Argentina), S.A.(3) (40%) (Argentina)
       HSBC New York Life Seguros de Vida (Argentina) S.A.(3) (40%)(Argentina) HSBC New York Life Seguros de Retiro (Argentina) S.A.(3)(40%) (Argentina) Maxima S.A. AFJP(3) (40%) (Argentina)
       New York Life Insurance Limited (Korea)
       New York Life Insurance Worldwide Limited (Bermuda)
       New York Life International Holdings Limited (Mauritius)
                Max New York Life Insurance Company Limited (3) (26%) (India) New York Life International India Fund (Mauritius) LLC (90%) (Mauritius) New York Life Insurance (Philippines), Inc. (Philippines)
       New York Life Securities Investment Consulting Company (Republic of China)
       New York Life Worldwide Capital, Inc. (Delaware)
                Fianzas Monterrey, S.A. (99.95%) (Mexico)
                         Operada FMA, S.A. de C.V. (99%) (Mexico)
       Siam Commercial New York Life Insurance Public Company Limited (23.73%) (Thailand)
       NYLIFE Thailand, Inc. (Delaware)
                Siam Commercial - New York Life Insurance Public Company
                Limited (45.3% owned by NYLIFE
                Thailand, Inc.; 23.73% owned by New York Life International) (Thailand)
       NYLI-VB Asset Management Co. (Mauritius) LLC (90%) (Mauritius)
       P.T. Asuransi Jiwa Sewu-New York Life(3) (50%) (Indonesia)
       Seguros Monterrey New York Life, S.A. de C.V.(99.99%) (Mexico)
                Corporativo Seguros, S.A. de C.V. (99.96%) (Mexico)
                Centro Nacional de Servicios y Operaciones, S.A. de C.V. (99.998%) (Mexico)
                Centro de Capacitacion Monterrey, A.C. (99.791%) (Mexico)

NYLIFE LLC (Delaware)
       Avanti Corporate Health Systems, Inc. (Delaware)
                Avanti of the District, Inc. (Maryland)
       Eagle Strategies Corp. (Arizona) Express Scripts, Inc.(4) (21%)
       (Delaware)
       New York Life Capital Corporation (Delaware)
       New York Life International Investment Inc. (Delaware)
                Monetary Research Ltd. (Bermuda)
                         NYL Management Limited (United Kingdom)
       New York Life Trust Company (New York)
       New York Life Trust Company, FSB (United States)
       NYLCare NC Holdings, Inc. (Delaware)
       NYL Executive Benefits LLC (Delaware)
       NYLIFE Administration Corp. (Texas)
       NYLIFE Structured Asset Management Company Ltd. (Texas)
       NYLIFE Refinery Inc. (Delaware)
       NYLIFE Securities Inc. (New York)
       New York Life International Investment Asia Ltd. (Mauritius)
       NYLINK Insurance Agency Incorporated (Delaware)
                NYLINK Insurance Agency of Alabama, Incorporated (Alabama) NYLINK Insurance Agency of Hawaii, Incorporated (Hawaii) NYLINK Insurance Agency of Massachusetts, Incorporated (Massachusetts)
                NYLINK Insurance Agency of Montana,Incorporated (Montana)

                NYLINK Insurance Agency of Nevada, Incorporated (Nevada)
                NYLINK Insurance Agency of New Mexico, Incorporated (New Mexico) NYLINK Insurance Agency of Washington, Incorporated (Washington) NYLINK Insurance Agency of Wyoming, Incorporated (Wyoming) NYLTEMPS INC. (Delaware)
       NYLUK I Company (United Kingdom)
                New York Life (U.K.) Limited (United Kingdom)
                         Life Assurance Holding Corporation Limited(3) (22.6%) (United Kingdom)
                                  Windsor Life Assurance Company Limited(3)
                                  (United Kingdom)
                NYLUK    II Company (United Kingdom)
                         W(UK)HC Limited (United Kingdom)
                         Gresham Mortgage (United Kingdom)
                         Gresham Unit Trust Managers (United Kingdom)
                         W Construction Company (United Kingdom)
                         W Financial Services (United Kingdom)
                         W Home Loans (United Kingdom)
                         W Trust Managers (United Kingdom)
                         WUT (United Kingdom)
                         WIM (AIM) (United Kingdom)
                         WLIC (United Kingdom)
                         WFMI (United Kingdom)
                         WIM (United Kingdom)
       Prime Provider Corp. (New York)
                Prime Provider Corp. of Texas (Texas)
       WellPath of Arizona Reinsurance Company (Arizona)

NYLIFE Insurance Company of Arizona (Arizona)

Monitor Capital Advisors Funds LLC (Delaware)
New York Life BioVenture Partners LLC (Delaware)
Silver Spring, LLC (Delaware)

--------------------
(1) By including the indicated corporation in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-1A.

(2) These entities are registered investment companies for which New York Life and/or its subsidiaries perform investment management, administrative, distribution and underwriting services. They are not subsidiaries of New York Life but are included for informational purposes only.

(3) This entity is included in this listing for informational purposes only. It is New York 3 Life's position that neither New York Life nor any of its affiliates controls this entity.

(4) This entity is included in this listing for informational purposes only. It is New York Life's position that neither New York Life nor any of its affiliates controls this entity. New York Life has the right to designate two directors of Express Scripts, Inc., a public company, and shares of Express Scripts being held by New York Life or its subsidiaries are subject to a voting agreement with Express Scripts, Inc.

Item 25.       Indemnification.

            Registrant intends to obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 10.2 of the Registrant's Trust Instrument provides as follows:

                        10.2 Indemnification. The Trust shall indemnify each of
                  its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this
                  Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                  The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

      Section 10.3 of the Registrant's Trust Instrument, filed herein as Exhibit 1, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

                        10.3 Shareholders. In case any Shareholder or former
                  Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

Item 26.       Business and Other Connections of Advisor.

            McMorgan & Company LLC provides investment advisory services consisting of portfolio management for retirement plans and health and welfare funds, and as of June 30, 2001 had approximately $26.2 billion in assets under management primarily for employee benefit plans such as retirement plans and health and welfare funds.

            For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment advisor has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-60509) filed by it under the Investment Advisers Act of 1940.

Item 27.       Principal Underwriter.


            (a) NYLIFE Distributors Inc., the principal underwriter for the Registrant's securities, acts as principal underwriter for the following investment companies:

                  The MainStay Funds
                  Eclipse Funds, Inc.
                  Eclipse Funds
                  New York Life Investment Management Institutional Funds

         NYLIFE Distributors Inc. also acts as the principal underwriter for:

                  NLIAC Variable Universal Life Separate Account I
                  NYLIAC Multi-Funded Annuity Separate Account I
                  NYLIAC Multi-Funded Annuity Separate Account II
                  NYLIAC Variable Annuity Separate Account I
                  NYLIAC Variable Annuity Separate Account II
                  NYLIAC Variable Annuity Separate Account III
                  NYLIAC Variable Life Insurance Separate Account
                  NYLIAC Corporate Sponsored Variable Universal Life Separate
                   Account I
                  NYLIAC Institutionally Owned Life Insurance Separate Account

         (b)

        Name and Principal        Positions and Office with           Positions and Office
        Business Addres           NYLIFE Distributors Inc.            with Registrant
        ---------------           ------------------------            ----------------

         Boccio, Frank M.(2)                Director                            None
------------------------------------------------------------------------------------
         Boyce, Jefferson C. (2)            Director                            None
------------------------------------------------------------------------------------
         Brady, Robert E.(1)                Director, Vice President            None
------------------------------------------------------------------------------------
         Gallo, Michael G.(2)               Director, Senior V.P.               None
------------------------------------------------------------------------------------
         Hildebrand, Phillip J.(2)          Director                            None
------------------------------------------------------------------------------------
         Levy, Richard D. (2)               Director                            None
------------------------------------------------------------------------------------
         Rock, Robert D.(2)                 Director, Senior V.P.               None
------------------------------------------------------------------------------------
         Roussin, Stephen C. (1)            Chairman                            None
------------------------------------------------------------------------------------
         Wendlandt, Gary, E. (2)            Director                            None
------------------------------------------------------------------------------------
         Lee, Brian A. (1)                  President                           None
------------------------------------------------------------------------------------
         Burke, Derek (1)                   Chief Compliance Officer            None
------------------------------------------------------------------------------------
         Moeller, Peter Thomas (1)          Executive V.P.                      None
------------------------------------------------------------------------------------
         McInerney, Barbara (1)             Senior V.P.                         None
------------------------------------------------------------------------------------
         Calhoun, Jay S. (1)                Senior V.P., Treasurer              None
------------------------------------------------------------------------------------
         Warga, Thomas J. (2)               Senior V.P., Auditor                None
------------------------------------------------------------------------------------
         Fishler, Wendy (1)                 Senior V.P.                         None
------------------------------------------------------------------------------------
         Metheney, Stanley (2)              Senior V.P.                         None
------------------------------------------------------------------------------------
         Boyle, Patrick G. (1)              Vice President                      None
------------------------------------------------------------------------------------
         Brookman, Marc(1)                  Vice President                      None
------------------------------------------------------------------------------------
         Gomez, Mark A.(1)                  Vice President                      None
------------------------------------------------------------------------------------
         Krystel, David J. (1)              Vice President                      None
------------------------------------------------------------------------------------
         Livornese, Linda M. (2)            Vice President                      None
------------------------------------------------------------------------------------
         Quatela, Michael (2)               Vice President                      None
------------------------------------------------------------------------------------
         Ronen, Nathan (1)                  Vice President                      None
------------------------------------------------------------------------------------
         Zuccaro, Richard W. (2)            Vice President                      None
------------------------------------------------------------------------------------
         Marsden-Cochran, Mary (1)          Vice President                      None
------------------------------------------------------------------------------------
         Leier, Albert (1)                  V.P. Financial Operations           None
------------------------------------------------------------------------------------
         Arizmendi, Arphelia (1)            Corporate V.P.                      Assistant Treasurer
---------------------------------------------------------------------------------------------------
         Cirillo, Antoinette B. (1)         Corporate V.P.                      Assistant Treasurer
---------------------------------------------------------------------------------------------------
         Harrington, Scott (1)              Corporate V.P.                      None
------------------------------------------------------------------------------------
         Lorito, Geraldine (1)              Corporate V.P.                      None
------------------------------------------------------------------------------------
         Anselmi, Robert A. (2)             Secretary                           None
------------------------------------------------------------------------------------
         Somelofske, Thomas, J. (1) Assistant V.P.                              None
------------------------------------------------------------------------------------

(1)      169 Lackawanna Avenue, Parsippany, NJ  07054
(2)      51 Madison Avenue, New York, NY  10010

         (c)  Not Applicable.

Item 28.    Location of Accounts and Records.

            All records described in Section 31(a) of the Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Fund's Investment Advisor, McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, CA 94104, except for those maintained by the Fund's Custodian, The Bank of New York, 110 Washington Street, New York, NY 10286 and McMorgan Funds' Administrator, Transfer Agent and Fund Accounting Services Agent New York Life Investment Management LLC and NYLIM Service Company LLC, 169 Lackawanna Avenue, Parsippany, NJ 07054.



Item 29.       Management Services.

                  There are no management-related service contracts not discussed in Part A or Part B.

Item 30.       Undertakings.

                  (a)   Not Applicable.

                  (b)   Not Applicable.

                  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report for the fiscal year ended June 30, 2001, upon request and without charge.

                  (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended relating to shareholder communications.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment No. 13 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California on the 18th day of January, 2002.


                                                     McMorgan Funds
                                                     Registrant

                                                     By /s/ Terry A. O'Toole*
                                                        ----------------------
                                                            Terry A. O'Toole,
                                                            President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of McMorgan Funds has been signed below by the following persons in the capacities and on the date indicated.

Signature                                            Capacity                                Date
---------                                            ---------                               -----
/s/ Terry A. O'Toole*                                Chairman of the Board                   1/18/02
-------------------------------
Terry O'Toole                                        of Trustees and President
                                                     and Principal Executive Officer

/s/ Kenneth I. Rosenblum*                            Trustee                                 1/18/02
----------------------------
Kenneth I. Rosenblum

/s/ Walter B.  Rose*                                 Trustee                                 1/18/02
--------------------------------
Walter B. Rose

/s/ S.D. Sicotte*                                    Trustee                                 1/18/02
--------------------------------
S.D. Sicotte

/s/ Mark R. Taylor*                                  Treasurer                               1/18/02
-----------------------------
Mark R. Taylor

*By: /s/ Jill S. Kopin, as Attorney-in-Fact
     and Agent pursuant to Power of Attorney


                                 McMorgan FUNDS



                       99.B Index to Exhibits to Form N-1A


Exhibit             Description of
Number              Exhibit
------              --------------
99.B.23(e)          Underwriting Agreement between the Registrant and NYLIFE
                    Distributors Inc. dated January 2, 2002.

99.B.23(h)(1)       Administration and Accounting Services Agreement between
                    the Registrant and New York Life Investment Management LLC dated September 28, 2001.

99.B.23(h)(2)       Transfer Agency Services Agreement between the Registrant
                    and NYLIM Service Company LLC dated September 28, 2001.

99.B.23(g)          Custodian Agreement between Registrant and Bank of New
                    York dated November 9, 2001.

99.B 23(q)          Power of Attorney dated January 18, 2002.